As filed with the Securities and Exchange Commission on  July 18,

1997
                                            Securities Act File No. 33-27352
                                    Investment Company Act File No. 811-5780

--------------------------------------------------------------------------

                                      SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C.  20549

                                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   X

                  Pre-Effective Amendment No.


                  Post-Effective Amendment No.     18                      X


REGISTRATION STATEMENT UNDER THE INVESTMENT
                  COMPANY ACT OF 1940                                       X


                  Amendment No.   21



                                        ENDEAVOR SERIES TRUST
                         (Exact Name of Registrant as Specified in Charter)

                                 2101 East Coast Highway, Suite 300
                                  Corona del Mar, California 92625
                                ------------------------------------
                         (Address of Principal Executive Offices) (Zip Code)

             Registrant's Telephone Number, Including Are Code: (800) 854-8393
             ------------------------------------------------------------------

                                           James R. McInnis
                                       -------------------------
                                               President
                                         Endeavor Series Trust
          2101 East Coast Highway, Suite 300, Corona del Mar, California 92625
         --------------------------------------------------------------------
                                    (Name and Address of Agent for Service)
                                    ---------------------------------------

                                          Copies to:
                                    Robert N. Hickey, Esq.
                                   Sullivan & Worcester LLP
                     1025 Connecticut Avenue, N.W. Washington, D.C. 20036
                    ------------------------------------------------------

It is proposed that this filing will become effective:


         immediately upon filing pursuant to paragraph (b) on ____________ pursuant to paragraph (b) 60 days after filing pursuant to paragraph
         (a)(1) on ____________ pursuant to paragraph (a)(1)
 X 75 days after filing pursuant to paragraph (a)(2) on pursuant to paragraph (a)(2) of Rule 485 This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

-----------------------------------------


The Registrant hereby declares its intention to register an indefinite number of shares of beneficial interest of its

Montgomery Select 50 Portfolio. The Registrant has previously filed a declaration of indefinite registration of shares of beneficial interest of its TCW Money Market Portfolio (formerly, Money Market Portfolio), TCW Managed Asset Allocation Portfolio (formerly, Managed Asset Allocation Portfolio), T. Rowe Price International Stock Portfolio (formerly, Global Growth Portfolio), Value Equity Portfolio (formerly, Value Equity Portfolio), Dreyfus Small Cap Value Portfolio (formerly, Value Small Cap Portfolio and before that, Quest for Value Small Cap Portfolio), Dreyfus U.S. Government Securities Portfolio (formerly, U.S. Government Securities Portfolio), T. Rowe Price Equity Income Portfolio, T. Rowe Price Growth Stock Portfolio, Opportunity Value Portfolio and Enhanced Index Portfolio pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, (the "1940 Act"). Registrant's Rule 24f-2 Notice, on behalf of its TCW Money Market Portfolio, TCW Managed Asset Allocation Portfolio, T. Rowe Price International Stock Portfolio, Value Equity Portfolio, Dreyfus Small Cap Value Portfolio, Dreyfus U.S. Government Securities Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Growth Stock Portfolio and Opportunity Value Portfolio for the fiscal year ended December 31, 1996 was filed on February 27, 1997. The Registrant did not sell shares of beneficial interest for its Enhanced Index Portfolio during the fiscal year ended December 31, 1996 pursuant to such declaration and, therefore, did not file a Rule 24f-2 Notice for the fiscal year ended December 31, 1996 pursuant to Rule 24f-2(b) of the 1940 Act.

                                             ENDEAVOR SERIES TRUST

                                             Cross Reference Sheet

                                            Pursuant to Rule 495(a)


Part A

Item          Registration Statement
 No.           Caption                                   Caption in Prospectus

 1.           Cover Page                              Cover Page

 2.           Synopsis                                Not Applicable

 3.           Condensed Financial
              Information                             Financial Highlights

 4.           General Description

              of Registrant                           Cover Page; The Fund;
                                                      Investment
                                                      Objective and Policies


 5.           Management of the Fund                  The Fund; Management of
                                                      the Fund; Additional
                                                      Information

5A.           Management's Discussion
              of Fund Performance                     Not Applicable

 6.           Capital Stock and Other
              Securities                              The Fund; Dividends,
                                                      Distributions and Taxes;
                                                      Organization and
                                                      Capitalization of the
                                                      Fund; Additional
                                                      Information

 7.           Purchase of Securities
              Being Offered                           Sale and Redemption of
                                                      Shares

 8.           Redemption or Repurchase                Sale and Redemption of
                                                      Shares

 9.           Pending Legal Proceedings               Not Applicable

PART B


Item          Registration Statement                  Caption in Statement
 No.                 Caption                          of Additional Information

10.           Cover Page                              Cover Page

11.           Table of Contents                       Table of Contents

12.           General Information and
              History                                 Organization and
                                                      Capitalization of the Fund

13.           Investment Objectives and

              Policies                                Investment
                                                      Objective and Policies


14.           Management of the Fund                  Management of the Fund

15.           Control Persons and
              Principal Holders of
              Securities                              Management of the Fund

16.           Investment Advisory and
              Other Services                          Management of the Fund

17.           Brokerage Allocation and
              Other Practices                         Portfolio Transactions


18.           Capital Stock and Other
              Securities                              Organization and
                                                      Capitalization of the Fund

19.           Purchase, Redemption and
              Pricing of Securities
              Being Offered                           Net Asset Value;
                                                      Redemption of Shares

20.           Tax Status                              Taxes

21.           Underwriters                            Management of the Fund

22.           Calculation of
              Performance Data                        Performance Information

23.           Financial Statements                    Financial Statements

PART C

                  The information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Post-Effective Amendment.

                                             Subject to Completion
                                  Preliminary Prospectus Dated July 18, 1997


Prospectus

Information   contained  herein  is  subject  to  completion  or  amendment.   A
registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

                                        MONTGOMERY SELECT 50 PORTFOLIO

                                                      OF

                                            ENDEAVORsm SERIES TRUST


         The  Investment  objective of the  Montgomery  Select 50 Portfolio (the
"Portfolio") is to seek capital appreciation by investing in at least 50 different equity securities of companies of all sizes throughout the world. Each of five teams from different investment management disciplines of the
Portfolio's investment adviser selects 10 equity securities based on the potential for capital appreciation.

         Endeavor Series Trust (the "Fund") is a diversified, open-end management investment company that offers a selection of managed investment portfolios, each with its own investment objective designed to meet different investment goals. There can be no assurance that these investment objectives will be achieved.

         The Portfolio will accept orders for the purchase of its shares up to $200 million; however, the Portfolio may, with the agreement of the manager and investment adviser, accept orders for the purchase of an additional $50 million of its shares. Subsequent to the sale of $200 million or $250 million of the Portfolio's shares, as the case may be, additional shares will not be sold except pursuant to the reinvestment of dividends and to Endeavorsm variable annuity contract owners who have existing interests in the Portfolio.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         This Prospectus sets forth concisely the information about the Fund and the Portfolio that a prospective investor should know before investing. Please read the Prospectus and retain it for future reference. Additional information contained in a Preliminary Statement of Additional Information dated July 18, 1997 has been filed with the Securities and Exchange Commission and is available upon request without charge by writing or calling the Fund at the address or telephone number set forth on the back cover of this Prospectus. The Statement of Additional Information is incorporated by reference into this Prospectus.

The date of this Prospectus is           , 1997.

Endeavorsm is a registered service mark of Endeavor Management Co.

                                                   THE FUND

         Endeavor Series Trust is a diversified, open-end management investment company that offers a selection of managed investment portfolios. Each portfolio constitutes a separate mutual fund with its own investment objective and policies. The Fund currently issues shares of eleven portfolios, one of which is described in this Prospectus. The Trustees of the Fund may establish additional portfolios at any time.

         Shares of the Portfolio are issued and redeemed at their net asset value without a sales load and currently are offered only to various separate accounts of PFL Life Insurance Company and certain of its affiliates (collectively "PFL") to fund various insurance contracts, including variable annuity contracts and variable life insurance policies (whether scheduled premium, flexible premium or single premium policies). These insurance contracts are hereinafter referred to as the "Contracts." The rights of PFL as the record holder for a separate account of shares of the Portfolio are different from the rights of the owner of a Contract. The terms "shareholder" or "shareholders" in this Prospectus refer to PFL and not to any Contract owner.

         The structure of the Fund permits Contract owners, within the limitations described in the appropriate Contract, to allocate the amounts held by PFL under the Contracts for investment in the various portfolios of the Fund. See the prospectus and other material accompanying this Prospectus for a description of the Contracts, which portfolios of the Fund are available to Contract owners, and the relationship between increases or decreases in the net asset value of shares of the portfolios (and any dividends and distributions on such shares) and the benefits provided under the Contracts.

         It is conceivable that in the future it may be disadvantageous for scheduled premium variable life insurance separate accounts, flexible and single premium variable life insurance separate accounts, and variable annuity separate accounts to invest simultaneously in the Fund due to tax or other considerations. The Trustees of the Fund intend to monitor events for the existence of any irreconcilable material conflict between or among such accounts, and PFL will take whatever remedial action may be necessary.

                                             FINANCIAL HIGHLIGHTS

         The sale of shares of the Portfolio is expected to commence on or about the date of this Prospectus. Accordingly, no financial highlight data are available for shares of the Portfolio.

                                       INVESTMENT OBJECTIVE AND POLICIES

Generally

         The following is a brief description of the investment objective and policies of the Portfolio. The investment objective and the policies of the Portfolio other than those listed under the caption "Investment Restrictions" in the Statement of Additional Information are not fundamental policies and may be changed by the Trustees of the Fund without the approval of shareholders. Certain portfolio investments and techniques discussed below are described in greater detail in the Statement of Additional Information. Due to the uncertainty inherent in all investments, there can be no assurance that the Portfolio will be able to achieve its investment objective.

         The investment objective of the Portfolio is capital appreciation which, under normal conditions, it seeks by investing at least 65% of its total assets in at least 50 different equity securities of companies of all sizes throughout the world. The Portfolio invests primarily in 10 equity securities selected by each of the Portfolio Adviser's (as hereinafter defined) five different equity disciplines teams. These five disciplines currently consist of U.S. Growth Equity, U.S. Smaller-Capitalization Companies, U.S. Equity Income, International and Emerging Markets. In the future, the number of the Adviser's equity discipline teams may be more or less than five. See "Management of the Fund." The Adviser's equity teams select those securities based on the potential for capital appreciation.

         The Portfolio generally invests the remaining 35% of its total assets in the 50 or more different equity securities described above and may invest in other equity and equity derivative securities the Adviser believes have the potential for capital appreciation. These equity securities may include, but are not limited to, common stock, preferred stock, convertible securities, joint ventures cooperatives, partnerships, private placements and unlisted securities. Equity derivative securities include, among other things, options on equity securities, warrants and futures contracts on equity securities.

         With respect to 35% of its total assets, the Portfolio may invest in debt securities, including up to 5% of its total assets in debt securities rated below investment grade (commonly known as junk bonds). For information about the possible risks of investing in junk bonds, see "Investment Objectives and Policies - Lower Rated Bonds" in the Statement of Additional Information. Debt securities, other than junk bonds, will, at the time of purchase have ratings within the four highest rating categories established by a nationally recognized statistical rating organization ("NRSRO") or, if not rated, be of comparable quality as determined by the Portfolio's Adviser. The NRSROs' descriptions of these bond ratings are set forth in the Appendix to the Statement of Additional Information. Securities rated in the fourth highest category may have speculative characteristics; changes in economic or business conditions are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher grade bonds. Like the three highest grades, however, these securities are considered investment grade.

         In the event that future economic or financial conditions adversely affect equity securities, or stocks are considered overvalued, or the Portfolio's Adviser believes that investing for defensive purposes is appropriate, or in order to meet anticipated redemption requests, the Portfolio may invest part or all of its assets in investment grade debt securities, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and high quality (within the two highest rating categories assigned by a NRSRO) U.S. and foreign dollar-denominated money market securities including certificates of deposit, bankers' acceptances, commercial paper, short-term corporate securities and repurchase agreements.

         The Portfolio may invest substantially in securities denominated in one or more foreign currencies. Under normal conditions, it invests in at least three different countries which may include the U.S., but no country other than the U.S. may represent more than 40% of its total assets. The Adviser uses financial expertise and research capabilities in markets throughout the world in attempting to identify those countries, currencies and companies in which the Portfolio may invest. See "Foreign Investment Risks" and "Emerging Market Risks" herein below.

U.S. Growth Equity

         The Adviser's U.S. Growth Equity discipline ("Growth discipline") targets primarily those domestic companies that have total market capitalizations of $1 billion or more. The Growth discipline emphasizes investments in common stock; however, other types of equity securities and equity derivative securities may be purchased. Current income from dividends, interest and other sources is only incidental.

         The Growth discipline seeks growth at a reasonable value, identifying companies with sound fundamental value and potential for substantial growth. The Growth discipline selects its investments based on a combination of quantitative screening techniques and fundamental analysis. A universe of investment candidates is initially identified by screening companies based on changes in rates of growth and valuation ratios such as price- to-sales, price-to-earnings and price- to-cash flows. Through this process, the Growth discipline seeks to identify rapidly growing companies with reasonable valuations and accelerating growth rates, or having low valuations and initial signs of growth. These companies are then subjected to a rigorous fundamental analysis, focusing on balance sheets and income statements; company visits and discussions with management; contact with industry specialists and industry analysts; and review of the competitive environments.

U.S. Smaller-Capitalization Companies

         The Adviser's U.S. Smaller-Capitalization Companies discipline ("Smaller Cap discipline") focuses on domestic companies that have potential for rapid growth and are smaller-capitalization companies, which the Adviser currently considers to be companies having market capitalizations of less than $1 billion. Currently, most of these companies have market capitalizations of $600 million and less. Current income from dividends, interest and other sources is only incidental.

         The Smaller Cap discipline seeks to identify potential rapid-growth companies at the early stages of the companies' developments, such as at the introduction of new products, favorable management changes, new marketing opportunities or increased market share for existing product lines. Early identification of potential investments is a key to this discipline. Emphasis is placed on in-house research, which includes discussions with company management.

U.S. Equity Income

         The Adviser's U.S. Equity Income discipline ("Equity Income discipline") focuses on income-producing equity securities of domestic companies, which include common stocks, preferred stocks and other securities, and debt securities convertible into common stocks with the objective of providing a significantly greater yield than the average yield offered by the stocks of the Standard & Poor's 500 Composite Stock Index ("S&P 500") and a low level of price volatility.

         The Equity Income discipline emphasizes common stocks of U.S. corporations having a total market capitalization of more than $1 billion that regularly pay dividends, targeting companies with favorable long-term fundamental characteristics with current yields at the upper end of their historical ranges. The Equity Income discipline initially identifies a universe of investment candidates by screening companies based on yield and targeting companies with a minimum yield of 140% of the average yield of the S&P 500. This yield strategy is used to assist in identifying undervalued securities. The companies are usually in the maturing stages of development or operating in slower growth areas of the economy, and have conservative accounting, strong cash flows to maintain dividends, low financial leverage and market leadership.

Investments in these companies are usually held for a period of two to four years, resulting in relatively low turnover. A position in a company will usually begin to be reduced as the price moves up and yield drops to the lower end of its historical range. In addition, an investment in a company will usually be sold or reduced when that company reduces or eliminates its dividend, or upon a significant fundamental change impairing a company's ability to pay dividends.

International

         The Adviser's International discipline focuses on equity securities of companies of any size outside the United States. The International discipline targets companies with potential for above-average, long-term growth in sales and earnings on a sustained basis with securities reasonably priced at the time of purchase, in the Adviser's opinion, compared with the potential for capital appreciation. In evaluating investments, the Adviser considers a number of factors, including a company's per-share sales and earnings growth, return on capital, balance sheet, financial and accounting policies, overall financial strength, industry sector, competitive advantages and disadvantages, research, product development and marketing, new technologies or services, pricing flexibility, quality of management, and general operating characteristics.

Emerging Markets

         The Adviser's Emerging Markets discipline focuses on the equity securities of emerging market companies. The Adviser currently regards the following to be emerging market countries: Latin America (Argentina, Brazil, Chile, Colombia, Costa Rica, Jamaica, Mexico, Peru, Trinidad and Tobago, Uruguay, Venezuela); Asia (Bangladesh, China, India, Indonesia, Korea, Malaysia, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan, Thailand, Vietnam); southern and eastern Europe (Czech Republic, Greece, Hungary, Poland, Portugal, Russia, Turkey); the Middle East (Israel, Jordan); and Africa (Egypt, Ghana, Ivory Coast, Kenya, Morocco, Nigeria, South Africa, Tunisia, Zimbabwe). In the future, the Portfolio may invest in other emerging market countries.

         The Adviser uses its proprietary, quantitative asset allocation model. The Emerging Markets discipline employs "bottom-up" fundamental industry analysis and stock selection based on original research, publicly available information and company visits.

         Investments may be made in certain debt securities issued by the governments of emerging market countries that are, or may be eligible for, conversion into investments in emerging market companies under debt conversion programs sponsored by such governments. If such securities are convertible to equity investments, the Adviser deems them to be equity derivative securities.

Other Investment Companies

         In connection with its investments in accordance with the various investment disciplines, the Portfolio may invest up to 10% of its total assets in shares of other investment companies investing exclusively in securities in which it may otherwise invest. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the Portfolio to invest in certain markets. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies' portfolio securities and are subject to limitations under the Investment Company Act of 1940 as amended (the "1940
Act"). The Portfolio also may incur tax liability to the extent it invests in the stock of a foreign issuer that is a "passive foreign investment company" regardless of whether such "passive foreign investment company" makes distributions to the Portfolio.

         The Portfolio does not intend to invest in other investment companies unless, in the Adviser's judgment, the potential benefits exceed associated costs. As a shareholder in an investment company, the Portfolio bears its ratable share of that investment company's expenses, including advisory and administration fees. The Manager and the Adviser have agreed to waive their respective own management and advisory fees with respect to the portion of the Portfolio's assets invested in other open-end (but not closed-end) investment companies.


Foreign Investment Risks

         It is anticipated that approximately 40% of the Portfolio's investments will be foreign securities. Foreign investments involve certain risks that are not present in domestic securities. Because the Portfolio intends to purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Portfolio's assets and the Portfolio's income. In addition, although a portion of the Portfolio's investment income may be received or realized in such currencies, the Portfolio will be required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for any such currency declines after the Portfolio's income has been earned and computed in U.S. dollars but before conversion and payment, the Portfolio could be required to liquidate portfolio securities to make such distributions.

         The values of foreign investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Although the Portfolio will invest only in securities denominated in foreign currencies that are fully exchangeable into U.S. dollars without legal restriction at the time of investment, there can be no assurance that currency controls will not be imposed subsequently. In addition, the values of foreign fixed income investments will fluctuate in response to changes in U.S. and foreign interest rates.

         There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. Foreign stock markets are generally not as developed or efficient as, and may be more volatile than, those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets and the Portfolio's investment securities may be less liquid and subject to more rapid and erratic price movements than securities of comparable U.S. companies. Equity securities may trade at price/earnings multiples higher than comparable United States securities and such levels may not be sustainable. There is generally less government supervision and regulation of foreign stock exchanges, brokers and listed companies than in the United States. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets. Such differences may include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement." Failed settlements can result in losses to the Portfolio. In less liquid and well developed stock markets, such as those in some Asian and Latin American countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect stock prices and, therefore, share prices.

         Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the United States. Consequently, the overall expense ratios of international funds are usually somewhat higher than those of typical domestic stock funds.

Emerging Market Risks

         Investments in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include: (i) volatile social, political and economic conditions; (ii) the small size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) the existence of national policies which may restrict the Portfolio's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain emerging market countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in certain emerging market countries may be slowed or reversed by unanticipated political or social events in such countries.

         Certain emerging market countries have histories of instability and upheaval (e.g., Latin America) and internal politics that could cause their governments to act in a detrimental or hostile manner toward private enterprise or foreign investment. Any such actions, (for example, nationalizing an industry or company), could have a severe and adverse effect on security prices and impair the Portfolio's ability to repatriate capital or income. The Portfolio's Adviser will not invest the Portfolio's assets in countries where it believes such events are likely to occur.

         Income received by the Portfolio from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The Portfolio's Adviser will attempt to minimize such taxes by timing of transactions and other strategies, but there can be no assurance that such efforts will be successful. Any such taxes paid by the Portfolio will reduce its net income available for distribution to shareholders.

Risks of Small-Cap Companies

         With respect to the Portfolio's investments in smaller- capitalization companies, the Portfolio is expected to have greater risk exposure and reward potential than a fund which invests only in larger-capitalization companies. The trading volumes of securities of smaller-capitalization companies are normally less than those of larger-capitalization companies. This often translates into greater price swings, both upward and downward. The waiting period for the achievement of an investor's objectives might be longer since these securities are not closely monitored by research analysts and, thus, it takes more time for investors to become aware of fundamental changes or other factors which have motivated the Portfolio's purchase. Small-capitalization companies often achieve higher growth rates and experience higher failure rates than do larger-capitalization companies.

         The Portfolio may employ certain investment strategies which are discussed under the caption "Investment Strategies" below and in the Statement of Additional Information.

Investment Strategies

     In addition to making investments directly in securities, the Portfolio may write covered call and put options (although there is no current intention to do so) and hedge its investments by purchasing options and engaging in transactions in futures contracts and related options. The Portfolio may engage in foreign currency exchange transactions in an attempt to protect against changes in future exchange rates and may invest in American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts. The Portfolio may enter into repurchase agreements, may make forward commitments to purchase securities, lend its portfolio securities and borrow funds under certain limited circumstances. The investment strategies referred to above and the risks related to them are summarized below and certain of these strategies are described in more detail in the Statement of Additional Information.

         Options and Futures Transactions. The Portfolio may seek to increase the current return on its investments by writing covered call or covered put options. In addition, the Portfolio may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which its Adviser plans to purchase through the writing and purchase of options on securities and any index of securities in which the Portfolio may invest and the purchase and sale of futures contracts and related options.

         The Adviser to the Portfolio may also enter into interest rate futures contracts and write and purchase put and call options on such futures contracts. The Portfolio may purchase and sell interest rate futures contracts as an attempted hedge against changes in interest rates. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Futures contracts are traded on designated "contracts markets" which, through their clearing corporations, guarantee performance of the contracts. Currently, there are futures contracts based on securities such as long-term U.S. Treasury bonds, U.S. Treasury notes, and three-month U.S. Treasury bills.

         Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although the sale of the futures contracts might be accomplished more easily and quickly. For example, if the Portfolio holds long-term U.S. government securities and the Adviser anticipates a rise in long-term interest rates, it could, in lieu of disposing of its portfolio securities, enter into futures contracts for the sale of similar long-term securities. If interest rates increased and the value of the Portfolio's securities declined, the value of the Portfolio's futures contracts would increase, thereby protecting the Portfolio by preventing the net asset value from declining as much as it otherwise would have. Similarly, entering into futures contracts for the purchase of securities has an effect similar to the actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities. For example, if the Adviser expects long-term interest rates to decline, the Portfolio might enter into futures contracts for the purchase of long-term securities, so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities it intends to purchase, while continuing to hold higher-yielding short-term securities or waiting for the long-term market to stabilize.

         The Portfolio also may purchase and sell listed put and call options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the option period. When an option on a futures contract is exercised, delivery of the futures position is accompanied by cash representing the difference between the current market price of the futures contract and the exercise price of the option.

         The Portfolio may purchase put options on interest rate futures contracts in lieu of, and for the same purpose as, sale of a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract in the same manner as it purchases "protective puts" on securities. The purchase of call options on interest rate futures contracts is intended to serve the same purpose as the actual purchase of the futures contract, and the Portfolio will set aside cash or cash equivalents sufficient to purchase the amount of portfolio securities represented by the underlying futures contracts.

         The Portfolio may not purchase futures contracts or related options if, immediately thereafter, more than 33 1/3% of the Portfolio's total assets would be so invested.

         The Portfolio's Adviser generally expects that options and futures transactions for the Portfolio will be conducted on securities and other exchanges. In certain instances, however, the Portfolio may purchase and sell options in the over-the-counter market. The staff of the Securities and Exchange Commission considers over-the-counter options to be illiquid. The Portfolio's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio. There can be no assurance that the Portfolio will be able to effect closing transactions at any particular time or at an acceptable price. The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the prices of the securities that are being hedged. Expenses and losses incurred as a result of these hedging strategies will reduce the Portfolio's current return. In many foreign countries, futures and options markets do not exist or are not sufficiently developed to be effectively used by the Portfolio.

         Foreign Currency Transactions. The Portfolio may purchase foreign currency on a spot (or cash) basis, enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts"), purchase and sell foreign currency futures contracts, and purchase exchange traded and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. The Adviser to the Portfolio may engage in these transactions in an attempt to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of portfolio securities ("transaction hedging") and in an attempt to protect the value of specific portfolio positions ("position hedging").

         Hedging transactions involve costs and may result in losses. The Portfolio may write covered call options on foreign currencies in an attempt to offset some of the costs of hedging those currencies. The Portfolio will engage in over-the-counter transactions only when appropriate exchange traded transactions are unavailable and when, in the opinion of the Portfolio's Adviser, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations. The Portfolio's ability to engage in hedging and related option transactions may be limited by tax considerations.

         Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

         Reverse Repurchase Agreements. The Portfolio is permitted to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. For the purposes of the 1940 Act it is considered a form of borrowing by the Portfolio and, therefore, is a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified.

         Borrowings. The Portfolio may borrow money as a temporary measure for emergency purposes or to facilitate redemption requests, in an amount up to 33 1/3% of the Portfolio's net assets. The Portfolio may pledge up to 33 1/3% of its total assets to secure these borrowings. The Portfolio may not purchase additional securities when borrowings exceed 10% of total assets.

         American, European and Global Depositary Receipts. The Portfolio may purchase foreign securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other securities convertible into securities of corporations in which the Portfolio is permitted to invest. These securities may not necessarily be denominated in the same currency into which they may be converted. Depositary receipts are receipts typically issued in connection with a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

         Repurchase Agreements. The Portfolio may enter into repurchase agreements with a bank, broker-dealer or other financial institution as a means of earning a fixed rate of return on its cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which the Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by the Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. The Portfolio's right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays. To the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

         Forward Commitments. The Portfolio may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if it holds, and maintains until the settlement date in a segregated account, cash or liquid assets in an amount sufficient to meet the purchase price, or if it enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in value of the Portfolio's other assets. Where such purchases are made through dealers, the Portfolio relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Portfolio of an advantageous yield or price.

         Securities Loans. The Portfolio may seek to obtain additional income by making secured loans of its portfolio securities with a value up to 33 1/3% of its total assets. All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash or liquid assets at least equal at all times to the market value of the loaned securities. The borrower pays to the Portfolio an amount equal to any dividends or interest received on loaned securities. The Portfolio retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially.

         Fixed-Income Securities - Downgrades. If any security invested in by the Portfolio loses its rating or has its rating reduced after the Portfolio has purchased it, unless required by law, the Portfolio is not required to sell or otherwise dispose of the security, but may consider doing so.

         Illiquid Securities. The Portfolio may invest up to 15% of its net assets in illiquid securities and other securities which are not readily marketable, including non-negotiable time deposits, certain restricted securities not deemed by the Fund's Trustees to be liquid and repurchase agreements with maturities longer than seven days. Securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, which have been determined to be liquid, will not be considered by the Portfolio's Adviser to be illiquid or not readily marketable and, therefore, are not subject to the aforementioned 15% limit. The inability of the Portfolio to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair the Portfolio's ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by the Portfolio which are eligible for resale pursuant to Rule 144A will be monitored by the Portfolio's Adviser on an ongoing basis, subject to the oversight of the Trustees. In the event that such a security is deemed to be no longer liquid, the Portfolio's holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in the Portfolio having more than 15% of its assets invested in illiquid or not readily marketable securities.


                                            MANAGEMENT OF THE FUND

         The Trustees and officers of the Fund provide broad supervision over the business and affairs of the Portfolio and the Fund.

The Manager

         The Fund is managed by Endeavor Investment Advisers ("the Manager") which, subject to the supervision and direction of the Trustees of the Fund, has overall responsibility for the general management and administration of the Fund. The Manager is a general partnership of which Endeavor Management Co. is the managing partner. Endeavor Management Co., by whose employees all management services performed under the management agreement are rendered to the Fund, holds a 50.01% interest in the Manager and AUSA Financial Markets, Inc., an affiliate of PFL, holds the remaining 49.99% interest therein. Vincent J. McGuinness, a Trustee of the Fund, together with his family members and trusts for the benefit of his family members, own all of Endeavor Management Co.'s outstanding common stock. Mr. McGuinness is Chairman, Chief Executive Officer and President of Endeavor Management Co.

         The Manager is responsible for providing investment management and administrative services to the Fund and in the exercise of such responsibility selects an investment adviser for each of the Fund's portfolios (the "Adviser") and monitors the Adviser's investment program and results, reviews brokerage matters, oversees compliance by the Fund with various federal and state statutes, and carries out the directives of the Trustees. The Manager is responsible for providing the Fund with office space, office equipment, and personnel necessary to operate and administer the Fund's business, and also supervises the provision of services by third parties such as the Fund's custodian and transfer agent. Pursuant to an administration agreement, First Data Investor Services Group, Inc. ("FDISG") assists the Manager in the performance of its administrative responsibilities to the Fund.

         As compensation for these services the Fund pays the Manager a monthly fee based on an annual rate of 1.10% of the Portfolio's average daily net assets. The management fee, although higher than the fees paid by most other investment companies in general, is believed to be comparable to management fees paid for similar services by many investment companies with similar investment objectives and policies. From the management fee, the Manager pays the expenses of providing investment advisory services to the Portfolio, including the fees of the Portfolio's Adviser and the fees and expenses of FDISG pursuant to the administration agreement.

         In addition to the management fees, the Fund pays all expenses not assumed by the Manager, including, without limitation, expenses for legal, accounting and auditing services, interest, taxes, costs of printing and distributing reports to shareholders, proxy materials and prospectuses, charges of its custodian, transfer agent and dividend disbursing agent, registration fees, fees and expenses of the Trustees who are not affiliated persons of the Manager or an Adviser, insurance, brokerage costs, litigation, and other extraordinary or nonrecurring expenses. All general Fund expenses are allocated among and charged to the assets of the portfolios of the Fund on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each portfolio or the nature of the services performed and relative applicability to each portfolio. The Manager has agreed to limit the Portfolio's total operating expenses during its first year of operations to an annual rate of 1.50% of the Portfolio's average net assets.

 The Adviser

         Pursuant to an investment advisory agreement with the Manager, the Adviser to the Portfolio furnishes continuously an investment program for the Portfolio, makes investment decisions on behalf of the Portfolio, places all orders for the purchase and sale of investments for the Portfolio's account with brokers or dealers selected by the Adviser and may perform certain limited related administrative functions in connection therewith. For its services, the Manager pays the Adviser a fee based on a percentage of the average daily net assets of the Portfolio. The Adviser may place portfolio securities transactions with broker-dealers who furnish it with certain services of value in advising the Portfolio and other clients. In so doing, the Adviser may cause a Portfolio to pay greater brokerage commissions than it might otherwise pay. In seeking the most favorable price and execution available, the Adviser may, if permitted by law, consider sales of the Contracts as a factor in the selection of broker-dealers. See the Statement of Additional Information for a further discussion of Portfolio trading.

         The Board of Trustees of the Fund has authorized the Manager and the Adviser to enter into arrangements with brokers who execute brokerage transactions for the Portfolio whereby a portion of the commissions earned by such brokers will be shared with a non-affiliated broker-dealer acting as an "introducing broker" in the transaction. Subject to the requirements of applicable law including seeking best price and execution of orders, commissions paid to executing brokers will not exceed ordinary and customary brokerage commissions.

         The Board of Trustees has determined that the Fund's brokerage commissions should be utilized for the Fund's benefit to the extent possible. After reviewing various alternatives, the Board concluded that commissions received by a non-affiliated broker-dealer can be used to promote the distribution of the Fund's shares including the costs of training and educating such broker-dealers with respect to the Contracts. Periodically, the Manager will instruct the "introducing broker" to transmit funds in its possession to third party broker-dealers to pay for such training and education costs. No portion of the commissions received by the "introducing broker" will be paid to the Manager or any of its affiliates. On a quarterly basis, the Manager will report to the Board of Trustees the aggregate commissions received by its broker-dealer affiliate and the distribution expenses paid from such commissions. The Board of Trustees will periodically review whether the foregoing arrangement reduces distribution expenses currently being incurred by the Manager or its affiliates on behalf of the Fund. The Board of Trustees may determine from time to time other appropriate uses for the Fund from the commissions it pays to executing brokers.

         Montgomery Asset Management, LLC ("Montgomery") is the Adviser to the Portfolio. As compensation for its services as investment adviser the Manager pays Montgomery a monthly fee at the annual rate of .70% of the average daily net assets of the Portfolio. Montgomery is a Delaware limited liability company, and, with its predecessor, has provided investment advisory services since 1990 to mutual funds and private accounts. As of June 30, 1997, Montgomery and its affiliates had more than $ 8 billion of assets under management including more than $4 billion in mutual fund assets. Effective July , 1997, Montgomery became a wholly-owned subsidiary of Commerzbank AG ("Commerzbank"). Commerzbank, the third largest publicly held commercial bank in Germany, has total assets of approximately $268 billion. Commerzbank and its affiliates had over $79 billion in assets under management as of June 30, 1997. Commerzbank's asset management operations involve more than 1,000 employees in 13 countries worldwide.

         Investment decisions with respect to the Portfolio are made by the Adviser's equity investment management teams. Kevin T. Hamilton, chairman of the Adviser's Investment Oversight Committee and a managing director, is responsible for coordinating and implementing the investment decisions of the Adviser's equity teams. From 1985 until joining the Adviser in 1991, Mr. Hamilton was a senior vice president responsible for investment oversight at Analytic Investment Management in Irvine, California.

                                      DIVIDENDS, DISTRIBUTIONS AND TAXES

         The Portfolio intends to qualify each year as a "regulated investment company" under the Internal Revenue Code. By so qualifying, the Portfolio will not be subject to federal income taxes to the extent that its net investment income and net realized capital gains are distributed to shareholders.

         It is the intention of the Portfolio to distribute substantially all its net investment income. Although the Trustees of the Fund may decide to declare dividends at other intervals, dividends from investment income of the Portfolio are expected to be declared annually and will be distributed to the various separate accounts of PFL and not to Contract owners in the form of additional full and fractional shares of the Portfolio and not in cash. The result is that the investment performance of the Portfolio, including the effect of dividends, is reflected in the cash value of the Contracts. See the prospectus for the Contracts accompanying this Prospectus.

         All net realized long- or short-term capital gains of each Portfolio, if any, will be declared and distributed at least annually either during or after the close of the Portfolio's fiscal year and will be reinvested in additional full and fractional shares of the Portfolio. In certain foreign countries, interest and dividends are subject to a tax which is withheld by the issuer. U.S. income tax treaties with certain countries reduce the rates of these withholding taxes. The Fund intends to provide the documentation necessary to achieve the lower treaty rate of withholding whenever applicable or to seek refund of amounts withheld in excess of the treaty rate.

         For a discussion of the impact on Contract owners of income taxes PFL may owe as a result of (i) its ownership of shares of the Portfolio, (ii) its receipt of dividends and distributions thereon, and (iii) its gains from the purchase and sale thereof, reference should be made to the prospectus for the Contracts accompanying this Prospectus.

                                         SALE AND REDEMPTION OF SHARES

         The Fund continuously offers shares of the Portfolio only to separate accounts of PFL, but may at any time offer shares to a separate account of any other insurer approved by the Trustees. The Trustees have determined that the maximum aggregate amount of shares that will be initially sold will not exceed $200 million; however, the Portfolio may, with the agreement of the Manager and the Adviser, accept orders for the purchase of an additional $50 million of its shares. Once $200 million or $250 million, as the case may be, has been sold, shares will only be sold, pursuant to the reinvestment of dividends and to variable annuity contract owners who have previously allocated a portion of their Contract premiums to the Portfolio.

         AEGON USA Securities, Inc. ("AEGON Securities"), an affiliate of PFL, is the principal underwriter and distributor of the Contracts. AEGON Securities places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division, policy loans, loan repayments, and benefit payments to be effected on a given date pursuant to the terms of the Contracts. Such orders are effected, without sales charge, at the net asset value per share for the Portfolio determined as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., New York City time), as of that same date.

         The net asset value of the shares of the Portfolio for the purpose of pricing orders for the purchase and redemption of shares is determined as of the close of the New York Stock Exchange, Monday through Friday, exclusive of national business holidays. Net asset value per share is computed by dividing the value of all assets of the Portfolio (including accrued interest and dividends), less all liabilities of the Portfolio (including accrued expenses and dividends payable), by the number of outstanding shares of the Portfolio. The assets of the Portfolio are valued on the basis of their market values or, in the absence of a market value with respect to any portfolio securities, at fair value as determined by or under the direction of the Fund's Board of Trustees, including the employment of an independent pricing service, as described in the Statement of Additional Information.

         Shares of the Portfolio may be redeemed on any day on which the Fund is open for business.

                                            PERFORMANCE INFORMATION

         From time to time, the Fund may advertise the "average annual or cumulative total return" of the Portfolio and may compare the performance of the Portfolio with that of other mutual funds with similar investment objectives as listed in rankings prepared by Lipper Analytical Services, Inc., or similar independent services monitoring mutual fund performance, and with appropriate securities or other relevant indices. The "average annual total return" of the Portfolio refers to the average annual compounded rate of return over the stated period that would equate an initial investment in the Portfolio at the beginning of the period to its ending redeemable value, assuming reinvestment of all dividends and distributions and deduction of all recurring charges other than charges and deductions which are, or may be, imposed under the Contracts. Figures will be given for the recent one, five and ten year periods and for the life of the Portfolio if it has not been in existence for any such periods. When considering "average annual total return" figures for periods longer than one year, it is important to note that the Portfolio's annual total return for any given year might have been greater or less than its average for the entire period. "Cumulative total return" represents the total change in value of an investment in the Portfolio for a specified period (again reflecting changes in Portfolio share prices and assuming reinvestment of Portfolio distributions). The methods used to calculate "average annual and cumulative total return" are described further in the Statement of Additional Information.

         The performance of the Portfolio will vary from time to time in response to fluctuations in market conditions, interest rates, the composition of the Portfolio's investments and expenses. Consequently, the Portfolio's performance figures are historical and should not be considered representative of the performance of the Portfolio for any future period.

         Montgomery is the investment adviser of the Montgomery Select 50 Fund, a series of a registered open-end investment company whose shares are sold to the public. The Montgomery Select 50 Fund is substantially similar to the Portfolio in that it has the same investment objective as the Portfolio and is managed by the same investment personnel using the same investment strategies and techniques as contemplated for the Portfolio.

         At June 30, 1997 and as of the date of this Prospectus, the Portfolio had not commenced operations. Set forth below is certain performance information regarding the Montgomery Select 50 Fund which has been obtained from Montgomery, and is set forth in the current prospectus and statement of additional information for the Montgomery Select 50 Fund.

Investors should not rely on the following financial information as an indication of the future performance of the Portfolio.

                      Average Annual Total Return of Comparable Portfolio(1)

                                                            For the Period
                             For the Year                   from Inception
                             Ended June 30,                 to June 30,
                                1997                         1997(2)

Montgomery Select
  50 Fund                    26.35%                         37.24%



(1) Reflects waiver of all or a portion of the advisory fees and reimbursements of other expenses. Without such waivers and reimbursements, the average annual total return during the periods would have been lower.

(2)      The Montgomery Select 50 Fund commenced operations on October 2, 1995.

                                              ------------------


         The calculations of total return assume the reinvestment of all dividends and capital gains distributions on the reinvestment dates during the period and the deduction of all recurring expenses that were charged to shareholder accounts. The above tables do not reflect charges and deductions which are, or may be, imposed under the Contracts. For a description of such charges and deductions, see the prospectus accompanying this Prospectus which describes the Contracts.


                                  ORGANIZATION AND CAPITALIZATION OF THE FUND

         The Fund was established in November 1988 as a business trust under Massachusetts law. The Fund has authorized an unlimited number of shares of beneficial interest which may, without shareholder approval, be divided into an unlimited number of series. Shares of the Fund are presently divided into eleven series of shares, one for each of the Fund's eleven portfolios, including the one Portfolio offered by this Prospectus. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and in liquidation are entitled to receive the net assets of their respective portfolios, but not the net assets of the other portfolios.

         Fund shares are entitled to vote at any meeting of shareholders. The Fund does not generally hold annual meetings of shareholders and will do so only when required by law.

Matters submitted to a shareholder vote must be approved by each portfolio of the Fund separately except (i) when required by the 1940 Act, shares will be voted together as a single class and (ii) when the Trustees have determined that the matter does not affect all portfolios, then only shareholders of the affected portfolio will be entitled to vote on the matter.

         Owners of the Contracts have certain voting interests in respect of shares of the Portfolio. See "Voting Rights" in the prospectus for the Contracts accompanying this Prospectus for a description of the rights granted Contract owners to instruct voting of shares.

                                            ADDITIONAL INFORMATION

Transfer Agent and Custodian

         All cash and securities of the Fund are held by Boston Safe Deposit and Trust Company as custodian. FDISG, located at 4400 Computer Drive, Westborough, Massachusetts 01581, serves as transfer agent for the Fund.

Independent Auditors

         Ernst  &  Young  LLP,   located  at  200  Clarendon   Street,   Boston,
Massachusetts, 02116, serves as the Fund's independent auditors.



         Statements contained in this Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the registration statement of which this Prospectus forms a part, each such statement being qualified in all respects by such reference.

                                               TABLE OF CONTENTS

                                          Page


The Fund                                    3        ENDEAVOR SERIES TRUST
Financial Highlights                        3
Investment Objective and Policies           4      2101 East Coast Highway,
   Investment Strategies                   11             Suite 300
Management of the Fund                     17 Corona del Mar, California  92625
   The Manager                             17           (800) 854-8393
   The Adviser                             18
Dividends, Distributions and Taxes         20                Manager
Sale and Redemption of Shares              21
Performance Information                    22     Endeavor Investment Advisers
Organization and Capitalization                      2101 East Coast Highway
   of the Fund                             24               Suite 300
Additional Information                     24   Corona del Mar, California 92625
   Transfer Agent and Custodian            24
   Independent Auditors                    24          Investment Adviser

                            --------------      Montgomery Asset Management LLC
                                                     101 California Street
   No person has been authorized to give any   San Francisco, California  94111
information or to make any representation not
contained in this Prospectus and, if given or               Custodian
made, such information or representation must
not be relied upon as having been authorized.     Boston Safe Deposit and Trust
This Prospectus does not constitute an                       Company
offering of any securities other than the               One Boston Place
registered securities to which it relates or      Boston, Massachusetts  02108
an offer to any person in any state or
jurisdiction of the United States or any country where such offer would be unlawful.

Information   contained  herein  is  subject  to  completion  or  amendment.   A
registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may any offers to buy be accepted prior to the time the registration statement becomes effective. This Statement of Additional Information does not constitute a prospectus.




                                             Subject to Completion
                                Preliminary Statement of Additional Information
                                              dated July 18, 1997


                                      STATEMENT OF ADDITIONAL INFORMATION


                                        ENDEAVORSM SERIES TRUST


                         This Statement of Additional Information is not

a prospectus and should be read in conjunction with the Prospectus dated May 1, 1997 for the TCW Money Market Portfolio (formerly, the Money Market Portfolio), the TCW Managed Asset Allocation Portfolio (formerly, the Managed Asset Allocation Portfolio), the T. Rowe Price International Stock Portfolio (formerly, the Global Growth Portfolio), the Value Equity Portfolio (formerly, the Quest for Value Equity Portfolio), the Dreyfus Small Cap Value Portfolio (formerly, the Value Small Cap Portfolio and prior to that the Quest for Value Small Cap Portfolio), the Dreyfus U.S. Government Securities Portfolio (formerly, the U.S. Government Securities Portfolio), the T. Rowe Price Equity Income Portfolio, the T. Rowe Price Growth Stock Portfolio, the Opportunity Value Portfolio , the Enhanced Index Portfolio and the Preliminary Prospectus dated July 18, 1997 for the Montgomery Select 50 Portfolio of Endeavor Series Trust (the "Fund") (collectively the "Prospectus"), which may be obtained by writing the Fund at 2101 East Coast Highway, Suite 300, Corona del Mar, California 92625 or by telephoning (800) 854-8393. Unless otherwise defined herein, capitalized terms have the meanings given to them in the Prospectus.

                         EndeavorSM is a registered service mark of
Endeavor Management Co.

                                               TABLE OF CONTENTS

                                                                  Page


Investment Objectives and Policies................                  3
        Options and Futures Strategies...............               3
        Foreign Currency Transactions................               9
        Repurchase Agreements........................               14
        Forward Commitments..........................               14
        Securities Loans.............................               14
        Lower Rated Bonds ...........................               15
        Interest Rate Transactions...................               16
        Dollar Roll Transactions.....................               17
        Portfolio Turnover...........................               18

Investment Restrictions...........................                  19
        Other Policies...............................               22

Performance Information...........................                  24
        Total Return.................................               24
        Yield........................................               27
        Non-Standardized Performance.................               28
Portfolio Transactions............................                  28
Management of the Fund............................                  32
        Trustees and Officers........................               32
        The Manager..................................               39
        The Advisers.................................               41
Redemption of Shares..............................                  46
Net Asset Value...................................                  46
Taxes.............................................                  49
        Federal Income Taxes.........................               49
Organization and Capitalization of the Fund.......                  50
Legal Matters.....................................                  53
Custodian.........................................                  53
Financial Statements..............................                  53
Appendix..........................................               A-1

                                            ----------------------

        No person has been authorized to give any information or to make any representation not contained in this Statement of Additional Information or in the Prospectus and, if given or made, such information or representation must not be relied upon as having been authorized. This Statement of Additional Information does not constitute an offering of any securities other than the registered securities to which it relates or an offer to any person in any state or other jurisdiction of the United States or any country where such offer would be unlawful.


        The date of this Statement of Additional Information is May 1, 1997, as supplemented on , 1997.

                                      INVESTMENT OBJECTIVES AND POLICIES


     The following information supplements the discussion of the investment objectives and policies of the Portfolios in the Prospectus of the Fund. The Fund is managed by Endeavor Investment Advisers. The Manager has selected TCW Funds Management, Inc. as investment adviser for the TCW Money Market Portfolio and the TCW Managed Asset Allocation Portfolio, Rowe Price-Fleming
International,  Inc. as investment  adviser for the T. Rowe Price  International
Stock Portfolio, OpCap Advisors (formerly, Quest for Value Advisors) as investment adviser for the Value Equity Portfolio and Opportunity Value Portfolio, The Dreyfus Corporation as investment adviser for the Dreyfus U.S. Government Securities Portfolio and Dreyfus Small Cap Value Portfolio, T. Rowe Price Associates, Inc. as investment adviser for the T. Rowe Price Equity Income Portfolio and T. Rowe Price Growth Stock Portfolio , J.P. Morgan Investment Management Inc. as investment adviser for the Enhanced Index Portfolio and Montgomery Asset Management LLC as investment adviser for the Montgomery Select 50 Portfolio.


     Options and Futures Strategies (All Portfolios except TCW Money Market Portfolio)


        A Portfolio may seek to increase the current return on its investments by writing covered call or covered put options. In addition, a Portfolio may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which its Adviser plans to purchase through the writing and purchase of options including options on stock indices and the purchase and sale of futures contracts and related options. A Portfolio may utilize options or futures contracts and related options for other than hedging purposes to the extent that the aggregate initial margins and premiums do not exceed 5% of the Portfolio's net asset value. The Adviser to the TCW Managed Asset Allocation Portfolio does not presently intend to utilize options or futures contracts and related options but may do so in the future. The Advisers to the Dreyfus Small Cap Value Portfolio and the Opportunity Value Portfolio do not currently intend to write covered put and call options or engage in transactions in futures contracts and related options, but may do so in the future. The Adviser to the Montgomery Select 50 Portfolio does not currently intend to write covered put and call options, but may do so in the future. Expenses and losses incurred as a result of such hedging strategies will reduce a Portfolio's current return.


        The ability of a Portfolio to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. Markets in options and futures with respect to stock indices and U.S. government securities are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that a Portfolio will be able to utilize these instruments effectively for the purposes stated below.

        Writing Covered Options on Securities. A Portfolio may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as its Adviser determines is appropriate in seeking to attain the Portfolio's investment objective. Call options written by a Portfolio give the holder the right to buy the underlying security from the Portfolio at a stated exercise price; put options give the holder the right to sell the underlying security to the Portfolio at a stated price.

        A Portfolio may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the Portfolio owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. A call option is covered if the Portfolio owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Portfolio owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Portfolio will maintain in a segregated account at the Fund's custodian bank cash or short-term U.S. government securities with a value equal to or greater than the Portfolio's obligation under the option. A Portfolio may also write combinations of covered puts and covered calls on the same underlying security.

        A Portfolio will receive a premium from writing an option, which increases the Portfolio's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, a Portfolio will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Portfolio will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds the market price plus the amount of the premium received.

        A Portfolio may terminate an option which it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Portfolio will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Portfolio.

        Purchasing Put and Call Options on Securities. A Portfolio may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Portfolio, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the Portfolio might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

        A Portfolio may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Portfolio, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, any profit which the Portfolio might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

        No Portfolio intends to purchase put or call options if, as a result of any such transaction, the aggregate cost of options held by the Portfolio at the time of such transaction would exceed 5% of its total assets.

        Purchase and Sale of Options and Futures on Stock Indices. A Portfolio may purchase and sell options on stock indices and stock index futures contracts either as a hedge against movements in the equity markets or for other investment purposes.

        Options on stock indices are similar to options on specific securities except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock indices are in cash and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks. Currently options traded include the Standard & Poor's 500 Composite Stock Price Index, the NYSE Composite Index, the AMEX Market Value Index, the National Over-The-Counter Index, the Nikkei 225 Stock Average Index, the Financial Times Stock Exchange 100 Index and other standard broadly based stock market indices. Options are also traded in certain industry or market segment indices such as the Pharmaceutical Index.

        A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

        If a Portfolio's Adviser expects general stock market prices to rise, it might purchase a call option on a stock index or a futures contract on that index as a hedge against an increase in prices of particular equity securities it wants ultimately to buy for the Portfolio. If in fact the stock index does rise, the price of the particular equity securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the Portfolio's index option or futures contract resulting from the increase in the index. If, on the other hand, the Portfolio's Adviser expects general stock market prices to decline, it might purchase a put option or sell a futures contract on the index. If that index does in fact decline, the value of some or all of the equity securities held by the Portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Portfolio's position in such put option or futures contract.

        Purchase and Sale of Interest Rate Futures. A Portfolio may purchase and sell interest rate futures contracts on U.S. Treasury bills, notes and bonds and Government National Mortgage Association ("GNMA") certificates either for the purpose of hedging its portfolio securities against the adverse effects of anticipated movements in interest rates or for other investment purposes.

        A Portfolio may sell interest rate futures contracts in anticipation of an increase in the general level of interest rates. Generally, as interest rates rise, the market value of the securities held by a Portfolio will fall, thus reducing the net asset value of the Portfolio. This interest rate risk can be reduced without employing futures as a hedge by selling such securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. However, this strategy entails increased transaction costs in the form of dealer spreads and brokerage commissions and would typically reduce the Portfolio's average yield as a result of the shortening of maturities.

        The sale of interest rate futures contracts provides a means of hedging against rising interest rates. As rates increase, the value of a Portfolio's short position in the futures contracts will also tend to increase thus offsetting all or a portion of the depreciation in the market value of the Portfolio's investments that are being hedged. While the Portfolio will incur commission expenses in selling and closing out futures positions (which is done by taking an opposite position in the futures contract), commissions on futures transactions are lower than transaction costs incurred in the purchase and sale of portfolio securities.

        A Portfolio may purchase interest rate futures contracts in anticipation of a decline in interest rates when it is not fully invested. As such purchases are made, it is expected that an equivalent amount of futures contracts will be closed out.

        A Portfolio will enter into futures contracts which are traded on national or foreign futures exchanges, and are standardized as to maturity date and the underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are traded in London at the London International Financial Futures Exchange, in Paris, at the MATIF, and in Tokyo at the Tokyo Stock Exchange.

        Options on Futures Contracts. A Portfolio may purchase and write call and put options on stock index and interest rate futures contracts. A Portfolio may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing or selling the underlying futures. For example, a Portfolio may purchase put options or write call options on stock index futures or interest rate futures, rather than selling futures contracts, in anticipation of a decline in general stock market prices or rise in interest rates, respectively, or purchase call options or write put options on stock index or interest rate futures, rather than purchasing such futures, to hedge against possible increases in the price of equity securities or debt securities, respectively, which the Portfolio intends to purchase.

        In connection with transactions in stock index options, stock index futures, interest rate futures and related options on such futures, a Portfolio will be required to deposit as "initial margin" an amount of cash and short-term U.S. government securities. The current initial margin requirement per contract is approximately 2% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the futures contract. Brokers may establish deposit requirements higher than exchange minimums.

        Limitations. A Portfolio will not purchase or sell futures contracts or options on futures contracts or stock indices for non-hedging purposes if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts or stock indices would exceed 5% of the net assets of the Portfolio unless the transaction meets certain "bona fide hedging" criteria.

        Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on a Portfolio's ability to terminate options and futures positions at times when its Adviser deems it desirable to do so. Although a Portfolio will not enter into an option or futures position unless its Adviser believes that a liquid market exists for such option or future, there can be no assurance that a Portfolio will be able to effect closing transactions at any particular time or at an acceptable price. The Advisers generally expect that options and futures transactions for the Portfolios will be conducted on recognized exchanges. In certain instances, however, a Portfolio may purchase and sell options in the over-the-counter market. The staff of the Securities and Exchange Commission considers over-the-counter options to be illiquid. A Portfolio's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

        The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of a Portfolio's Adviser to forecast correctly interest rate movements and general stock market price movements. This risk increases as the composition of the securities held by the Portfolio diverges from the composition of the relevant option or futures contract.


Foreign Currency Transactions (Dreyfus U.S. Government
Securities, T. Rowe Price Equity Income, T. Rowe Price Growth
Stock, T. Rowe Price International Stock, Opportunity Value
, Enhanced Index and Montgomery Select 50 Portfolios)

        Foreign Currency Exchange Transactions. The Dreyfus U.S. Government Securities, T. Rowe Price Equity Income, T. Rowe Price Growth Stock, T. Rowe Price International Stock, Opportunity Value , Enhanced Index and Montgomery Select 50 Portfolios may engage in foreign currency exchange transactions to protect against uncertainty in the level of future exchange rates. The Adviser to a Portfolio may engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging"), and to protect the value of specific portfolio positions ("position hedging").


        A Portfolio may engage in "transaction hedging" to protect against a change in the foreign currency exchange rate between the date on which the Portfolio contracts to purchase or sell the security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. For that purpose, a Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency.

        If conditions warrant, a Portfolio may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts as a hedge against changes in foreign currency exchange rates between the trade and settlement dates on particular transactions and not for speculation. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements.

        For transaction hedging purposes, a Portfolio may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Portfolio the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives a Portfolio the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives a Portfolio the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Portfolio the right to purchase a currency at the exercise price until the expiration of the option.

        A Portfolio may engage in "position hedging" to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of currency for securities which the Portfolio intends to buy, when it holds cash reserves and short-term investments). For position hedging purposes, a Portfolio may purchase or sell foreign currency futures contracts and foreign currency forward contracts, and may purchase put or call options on foreign currency futures contracts and on foreign currencies on exchanges or over-the-counter markets. In connection with position hedging, a Portfolio may also purchase or sell foreign currency on a spot basis.

        The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

        It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Portfolio is obligated to deliver.

        Hedging transactions involve costs and may result in losses. A Portfolio may write covered call options on foreign currencies to offset some of the costs of hedging those currencies. A Portfolio will engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of the Portfolio's Adviser, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations. A Portfolio's ability to engage in hedging and related option transactions may be limited by tax considerations.

        Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which a Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

        Currency Forward and Futures Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange. A Portfolio would enter into foreign currency futures contracts solely for hedging or other appropriate investment purposes as defined in CFTC regulations.

        Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in any given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

        At the maturity of a forward or futures contract, a Portfolio may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

        Positions in foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although a Portfolio intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there can be no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of variation margin.

        Foreign Currency Options. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Such options will be purchased or written only when a Portfolio's Adviser believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

        The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

        There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

        Foreign Currency Conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should a Portfolio desire to resell that currency to the dealer.

Repurchase Agreements (All Portfolios)


        Each of the Portfolios may enter into repurchase agreements with a bank, broker-dealer, or other financial institution but no Portfolio may invest more than 15% (10% with respect to each of the TCW Money Market, TCW Managed Asset Allocation, Value Equity and Dreyfus U.S. Government Securities Portfolios) of its net assets in repurchase agreements having maturities of greater than seven days. A Portfolio may enter into repurchase agreements, provided the Fund's custodian always has possession of securities serving as collateral whose market value at least equals the amount of the repurchase obligation. To minimize the risk of loss a Portfolio will enter into repurchase agreements only with financial institutions which are considered by its Adviser to be creditworthy under guidelines adopted by the Trustees of the Fund. If an institution enters an insolvency proceeding, the resulting delay in liquidation of the securities serving as collateral could cause a Portfolio some loss, as well as legal expense, if the value of the securities declines prior to liquidation.

Forward Commitments (All Portfolios)


        Each of the Portfolios may enter into forward commitments to purchase securities. An amount of cash or other liquid assets equal to the Portfolio's commitment will be deposited in a segregated account at the Fund's custodian bank to secure the Portfolio's obligation. Although a Portfolio will generally enter into forward commitments to purchase securities with the intention of actually acquiring the securities for its portfolio (or for delivery pursuant to options contracts it has entered into), the Portfolio may dispose of a security prior to settlement if its Adviser deems it advisable to do so. The Portfolio may realize short-term gains or losses in connection with such sales.


Securities Loans (All Portfolios)

        Each of the Portfolios may pay reasonable finders', administrative and custodial fees in connection with loans of its portfolio securities. Although voting rights or the right to consent accompanying loaned securities pass to the borrower, a Portfolio retains the right to call the loan at any time on reasonable notice, and will do so in order that the securities may be voted by the Portfolio with respect to matters materially affecting the investment. A Portfolio may also call a loan in order to sell the securities involved. Loans of portfolio securities will only be made to borrowers considered by a Portfolio's Adviser to be creditworthy under guidelines adopted by the Trustees of the Fund.


     Lower Rated Bonds (Value Equity, Dreyfus U.S. Government Securities, Opportunity Value , T. Rowe Price Equity Income and Montgomery Select 50 Portfolios)

        The Value Equity , Opportunity Value and Montgomery Select 50 Portfolios may invest up to 5% of their assets, the T. Rowe Price Equity Income Portfolio may invest up to 10% of its assets, and the Dreyfus U.S. Government Securities Portfolio may invest up to 25% of its assets in bonds rated below Baa3 by Moody's Investors Service Inc. ("Moody's") or BBB by Standard & Poor's Ratings Service, a division of McGraw-Hill Companies, Inc. ("Standard & Poor's") (commonly known as "junk bonds"). Securities rated less than Baa by Moody's or BBB by Standard & Poor's are classified as non-investment grade securities and are considered speculative by those rating agencies. It is each Portfolio Adviser's policy not to rely exclusively on ratings issued by credit rating agencies but to supplement such ratings with the Adviser's own independent and ongoing review of credit quality. Junk bonds may be issued as a consequence of corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events or by smaller or highly leveraged companies. When economic conditions appear to be deteriorating, junk bonds may decline in market value due to investors' heightened concern over credit quality, regardless of prevailing interest rates. Although the growth of the high yield securities market in the 1980s had paralleled a long economic expansion, in the past many issuers have been affected by adverse economic and market conditions. It should be recognized that an economic downturn or increase in interest rates is likely to have a negative effect on (i) the high yield bond market, (ii) the value of high yield securities and (iii) the ability of the securities' issuers to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. The market for junk bonds, especially during periods of deteriorating economic conditions, may be less liquid than the market for investment grade bonds. In periods of reduced market liquidity, junk bond prices may become more volatile and may experience sudden and substantial price declines. Also, there may be significant disparities in the prices quoted for junk bonds by various dealers. Under such conditions, a Portfolio may find it difficult to value its junk bonds accurately. Under such conditions, a Portfolio may have to use subjective rather than objective criteria to value its junk bond investments accurately and rely more heavily on the judgment of the Fund's Board of Trustees. Prices for junk bonds also may be affected by legislative and regulatory developments. For example, recent federal rules require that savings and loans gradually reduce their holdings of high-yield securities. Also, from time to time, Congress has considered legislation to restrict or eliminate the corporate tax deduction for interest payments or to regulate corporate restructurings such as takeovers, mergers or leveraged buyouts. Such legislation, if enacted, could depress the prices of outstanding junk bonds.

Interest Rate Transactions (Dreyfus U.S. Government Securities
Portfolio)

        Among the strategic transactions into which the Dreyfus U.S. Government Securities Portfolio may enter are interest rate swaps and the purchase or sale of related caps and floors. The Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Portfolio may be obligated to pay. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser, to the extent that a specific index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such cap. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount.

        The Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps and floors are entered into for good faith hedging purposes, the Adviser to the Portfolio and the Fund believe such obligations do not constitute senior securities under the Investment Company Act of 1940 (the "1940 Act") and, accordingly, will not treat them as being subject to its borrowing restrictions. The Portfolio will not enter into any swap, cap and floor transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least "A" by Standard & Poor's or Moody's or has an equivalent rating from a nationally recognized statistical rating organization ("NRSRO") or is determined to be of equivalent credit quality by the Adviser. For a description of the NRSROs and their ratings, see the Appendix. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

        With respect to swaps, the Portfolio will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps and floors require segregation of assets with a value equal to the Portfolio's net obligations, if any.

Dollar Roll Transactions (Dreyfus U.S. Government Securities
Portfolio)

        The Dreyfus U.S. Government Securities Portfolio may enter into "dollar roll" transactions, which consist of the sale by the Portfolio to a bank or broker-dealer (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Portfolio receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a different repurchase price and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Portfolio agrees to buy a security on a future date.


        The Portfolio will not use such transactions for leveraging purposes and, accordingly, will segregate cash, U.S. government securities or other liquid assets in an amount sufficient to meet its purchase obligations under the transactions. The Portfolio will also maintain asset coverage of at least 300% for all outstanding firm commitments, dollar rolls and other borrowings.


        Dollar rolls are treated for purposes of the 1940 Act as borrowings of the Portfolio because they involve the sale of a security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to the Portfolio. For example, while the Portfolio receives a fee as consideration for agreeing to repurchase the security, the Portfolio forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by the Portfolio, thereby effectively charging the Portfolio interest on its borrowing. Further, although the Portfolio can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Portfolio's borrowing.

        The entry into dollar rolls involves potential risks of loss that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, the Portfolio's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before the Portfolio is able to purchase them. Similarly, the Portfolio may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical, security to the Portfolio, the security that the Portfolio is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that the Portfolio's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

Portfolio Turnover


        While it is impossible to predict portfolio turnover rates, the Advisers to the Portfolios other than the Dreyfus U.S. Government Securities Portfolio, Dreyfus Small Cap Value Portfolio and the TCW Money Market Portfolio anticipate that portfolio turnover will generally not exceed 100% per year. The Adviser to the Montgomery Select 50 Portfolio anticipates that portfolio turnover will generally not exceed 150% per year. The Adviser to the Dreyfus U.S. Government Securities Portfolio anticipates that portfolio turnover may exceed 200% per year, exclusive of dollar roll transactions. The Adviser to the Dreyfus Small Cap Value Portfolio anticipates that the Portfolio's portfolio turnover rate will generally not exceed 175%. With respect to the TCW Money Market Portfolio, although the Portfolio intends normally to hold its investments to maturity, the short maturities of these investments are expected by the Portfolio's Adviser to result in a relatively high rate of portfolio turnover. Higher portfolio turnover rates usually generate additional brokerage commissions and expenses.

        For the fiscal year ended December 31, 1996, the portfolio turnover rate for the Dreyfus Small Cap Value Portfolio was 171% as compared with a turnover rate of 75% for the fiscal year ended December 31, 1995. The increase in portfolio turnover rate was in connection with the change of the Portfolio's investment adviser in September, 1996.


        For the fiscal year ended December 31, 1996, the portfolio turnover rate for the Dreyfus U.S. Government Securities Portfolio was 222% as compared with a turnover rate of 161% for the period ended December 31, 1995. The increase in portfolio turnover rate was due to an increased number of market-related investment opportunities for the Portfolio.

                                            INVESTMENT RESTRICTIONS


        Except for restriction numbers 2, 3, 4, 11 and 12 with respect to the T. Rowe Price Equity Income, T. Rowe Price Growth Stock, Opportunity Value , Enhanced Index and Montgomery Select 50 Portfolios and restriction number 11 with respect to the T. Rowe Price International Stock and Dreyfus Small Cap Value Portfolios (which restrictions are not fundamental policies), the following investment restrictions (numbers 1 through
12) are fundamental policies, which may not be changed without the approval of a majority of the outstanding shares of the Portfolio, and apply to each of the Portfolios except as otherwise indicated. As provided in the 1940 Act, a vote of a majority of the outstanding shares necessary to amend a fundamental policy means the affirmative vote of the lesser of (1) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Portfolio.

        A Portfolio may not:


  1. Borrow money or issue senior securities (as defined in the 1940 Act), provided that a Portfolio may borrow amounts not exceeding 5% of the value of its total assets (not including the amount borrowed) for temporary purposes; except that the Dreyfus U.S. Government Securities Portfolio may borrow from banks or through reverse repurchase agreements or dollar roll transactions in an amount equal to up to 33 1/3% of the value of its total assets (calculated when the loan is made) for temporary, extraordinary or emergency purposes and to take advantage of investment opportunities and may pledge up to 33 1/3% of the value of its total assets to secure those borrowings; except that the T. Rowe Price Equity Income Portfolio, the T. Rowe Price Growth Stock Portfolio and T. Rowe Price International Stock Portfolio may (i) borrow for non-leveraging, temporary or emergency purposes and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with each Portfolio's investment objective and program, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of each Portfolios's total assets (including the amount borrowed) less liabilities (other than borrowings) and may pledge up to 33 1/3% of the value of its total assets to secure those borrowings; except that the Opportunity Value Portfolio and the Enhanced Index Portfolio may borrow money from banks or through reverse repurchase agreements for temporary or emergency purposes in amounts up to 10% of each Portfolio's total assets; and except that the Montgomery Select 50 Portfolio may borrow money from banks for temporary or emergency purposes, or pursuant to reverse repurchase agreements in an amount up to 33 1/3% of the value of its total assets, provided that immediately after such borrowings there is asset coverage of at least 300% of all borrowings.


  2. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure borrowings permitted by restriction 1 above. Collateral arrangements with respect to margin for futures contracts and options are not deemed to be pledges or other encumbrances for purposes of this restriction.

  3. Purchase securities on margin, except a Portfolio may obtain such short-term credits as may be necessary for the clearance of securities transactions and may make margin deposits in connection with transactions in options, futures contracts and options on such contracts.

  4. Make short sales of securities or maintain a short position for the account of the Portfolio, unless at all times when a short position is open the Portfolio owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible or exchangeable for securities of the same issue as, and in equal amounts to, the securities sold short.

   5. Underwrite securities issued by other persons, except to the extent that in connection with the disposition of its portfolio investments it may be deemed to be an underwriter under federal securities laws.

  6. Purchase or sell real estate, although a Portfolio may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate and securities representing interests in real estate.

  7. Purchase or sell commodities or commodity contracts, except that all Portfolios other than the TCW Money Market Portfolio may purchase or sell financial futures contracts and related options. For purposes of this restriction, currency contracts or hybrid investments shall not be considered commodities.

  8. Make loans,  except by purchase of debt  obligations in which the Portfolio
may  invest  consistently  with  its  investment  policies,   by  entering  into
repurchase agreements or through the lending of its portfolio securities.

  9. Invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Portfolio (taken at current value) would be invested in the securities of such issuer or acquire more than 10% of the outstanding voting securities of any issuer, provided that this limitation does not apply to obligations issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities or to repurchase agreements secured by such obligations and that up to 25% of the Portfolio's total assets (taken at current value) may be invested without regard to this limitation.

  10. Invest more than 25% of the value of its total assets in any one industry, provided that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies and instrumentalities, and repurchase agreements secured by such obligations, and in the case of the TCW Money Market Portfolio obligations of domestic branches of United States banks.


  11. Invest more than 15% (10% with respect to the TCW Money Market Portfolio, TCW Managed Asset Allocation Portfolio and Dreyfus U.S. Government Securities Portfolio) of its net assets (taken at current value at the time of each purchase) in illiquid securities including repurchase agreements maturing in more than seven days.


  12. Purchase securities of any issuer for the purpose of exercising control or management.


        All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and partially or completely as a result of such investment.


Other Policies

        The TCW Money Market Portfolio may not invest in the securities of any one issuer if, immediately after such investment, more than 5% of the total assets of the Portfolio (taken at current value) would be invested in the securities of such issuer, provided that this limitation does not apply to obligations issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities or to repurchase agreements secured by such obligations and that with respect to 25% of the Portfolio's total assets more than 5% may be invested in securities of any one issuer for three business days after the purchase thereof if the securities have been assigned the highest quality rating by NRSROs, or if not rated, have been determined to be of comparable quality. These limitations apply to time deposits, including certificates of deposit, bankers' acceptances, letters of credit and similar instruments; they do not apply to demand deposit accounts. For a description of the NRSROs' ratings, see the Appendix.

        In addition, the TCW Money Market Portfolio may not purchase any security that matures more than thirteen months (397 days) from the date of purchase or which has an implied maturity of more than thirteen months (397 days) except as provided in (1) below. For the purposes of satisfying this requirement, the maturity of a portfolio instrument shall be deemed to be the period remaining until the date noted on the face of the instrument as the date on which the principal amount must be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made, except that:

  1. An instrument that is issued or guaranteed by the U.S. government or any agency thereof which has a variable rate of interest readjusted no less frequently than every 25 months (762 days) may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

  2. A variable rate instrument, the principal amount of which is scheduled on the face of the instrument to be paid in thirteen months (397 days) or less, may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

  3. A variable rate instrument that is subject to a demand feature may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

  4. A floating rate instrument that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

  5. A repurchase agreement may be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur, or where no date is specified, but the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.

  6. A portfolio lending agreement may be treated as having a maturity equal to the period remaining until the date on which the loaned securities are scheduled to be returned, or where no date is specified, but the agreement is subject to demand, the notice period applicable to a demand for the return of the loaned securities.

        Each of the Value Equity and Dreyfus Small Cap Value Portfolios may not invest more than 5% of the value of its total assets in warrants not listed on either the New York or American Stock Exchange. Each of the Opportunity Value and Enhanced Index Portfolios will not invest in warrants if, as a result thereof, more than 2% of the value of the total assets of the Portfolio would be invested in warrants which are not listed on the New York Stock Exchange, the American Stock Exchange, or a recognized foreign exchange, or more than 5% of the value of the total assets of the Portfolio would be invested in warrants whether or not so listed. However, the acquisition of warrants attached to other securities is not subject to this restriction. Each of the T. Rowe Price Equity Income, T. Rowe Price Growth Stock , T. Rowe Price International Stock and Montgomery Select 50 Portfolios will not invest in warrants if, as a result thereof, the Portfolio will have more than 5% of the value of its total assets invested in warrants; provided that this restriction does not apply to warrants acquired as a result of the purchase of another security.


                                            PERFORMANCE INFORMATION


        Total return and yield will be computed as described below.



Total Return

        Each Portfolio's "average annual total return" figures described and shown in the Prospectus are computed according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

                                                 P(1+T)n = ERV

Where: P = a hypothetical initial payment of $1000
 T = average annual total return
 n = number of years
 ERV = Ending Redeemable Value of a hypothetical $1000 payment made at the beginning of the 1, 5, or 10 years (or other) periods at the end of the 1, 5, or 10 years (or other) periods (or fractional portion thereof)

     The table below shows the average annual total return for the TCW Managed Asset Allocation, Value Equity, Dreyfus Small Cap Value, Dreyfus U.S. Government Securities, T. Rowe Price Equity Income, T. Rowe Price Growth Stock and Opportunity Value Portfolios for the specific periods.

     With respect to the T. Rowe Price International Stock Portfolio which commenced operation April 8, 1991, effective January 1, 1995, the Portfolio's Adviser was changed to Rowe Price-Fleming International, Inc. ("Price-Fleming"). Prior to March 24, 1995, the Portfolio was known as the Global Growth Portfolio. Subsequent to such time, the Portfolio's investment objective was changed from investments in small capitalization companies on a global basis to investments in a broad range of established companies on an international basis (i.e., non-U.S. companies). Because of the change of the

Portfolio's Adviser, performance information for the period from inception to December 31, 1995 is not presented. Such information is not reflective of Price-Fleming's ability to manage the Portfolio. Information with respect to the Portfolio's per share income and capital changes from inception through December 31, 1996 is set forth in the Prospectus. Average annual total return information for the period from inception to December 31, 1994 is available upon written request to the Fund.

                                                                  For Period
                              For the One         For the Five    From Incep-
                              Year Period         Year Period     tion (1) to
                              Ended December      Ended December  December 31,
                              31, 1996            31, 1996        1996

TCW Managed Asset
   Allocation(2)......        17.82%/17.82%*      12.66%/12.39%* 12.72%/12.41%*
T. Rowe Price
   International
   Stock..............        15.23%/15.23%*           N/A       12.77%/12.77%*
Value Equity(3).......        23.84%/23.84%*           N/A       17.46%/17.29%*
Dreyfus Small
   Cap Value(4).......        25.63%/25.63%*           N/A       13.19%/13.07%*
T. Rowe Price
   Equity Income(5)...        19.88%/19.88%*           N/A       25.19%/25.19%*
T. Rowe Price Growth
  Stock(5)............        20.77%/20.77%*           N/A       28.85%/28.85%*
Dreyfus U.S.
   Government
   Securities(6)......        1.81%/1.81%*             N/A       6.23%/6.08%*
Opportunity Value(7)..        N/A                      N/A       .60%/.20%*

------------------------

* The figure shows what the Portfolio's performance would have been in the absence of fee waivers and/or reimbursement of other expenses, if any.

(1) With respect to T. Rowe Price International Stock Portfolio, period commenced on January 1, 1995.

(2)      The Portfolio commenced operations on April 8, 1991.

(3)      The Portfolio commenced operations on May 27, 1993.

(4)      The Portfolio commenced operations on May 4, 1993.

(5)      The Portfolio commenced operations on January 3, 1995.

(6)      The Portfolio commenced operations on May 13, 1994.

(7)      The Portfolio commenced operations on November 18, 1996.



         The calculations of total return assume the reinvestment of all dividends and capital gains distributions on the reinvestment dates during the period and the deduction of all recurring expenses that were charged to shareholders accounts. The above table does not reflect charges and deductions which are, or may be, imposed under the Contracts.

         The performance of each Portfolio will vary from time to time in response to fluctuations in market conditions, interest rates, the composition of the Portfolio's investments and expenses. Consequently, a Portfolio's performance figures are historical and should not be considered representative of the performance of the Portfolio for any future period.


Yield

         From time to time, the Fund may quote the TCW Money Market Portfolio's and the Dreyfus U.S. Government Securities Portfolio's yield and effective yield in advertisements or in reports or other communications to shareholders. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis.

         The annualized current yield for the TCW Money Market Portfolio is computed by: (a) determining the net change in the value of a hypothetical pre-existing account in the Portfolio having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. In addition, the TCW Money Market Portfolio may calculate a compound effective annualized yield by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.

         The Dreyfus U.S. Government Securities Portfolio's 30-day yield will be calculated according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

                                             YIELD = 2[(a-b+1)6-1]
                                       cd

Where:            a =      dividends and interest earned during the period

                  b =      expenses accrued for the period (net of
                           reimbursement)

                  c = the average daily number of shares outstanding during the period that were entitled to receive dividends

                  d = the net asset value per share on the last day of the period

For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by the Portfolio at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

         Yield information is useful in reviewing a Portfolio's performance, but because yields fluctuate, such information cannot necessarily be used to compare an investment in a Portfolio's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is a function of the kind and quality of the instruments in the Portfolios'
investment portfolios, portfolio maturity, operating expenses and market conditions.

         It should be recognized that in periods of declining interest rates the yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Portfolio from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the Portfolio's investments, thereby reducing the current yield of the Portfolio. In periods of rising interest rates, the opposite can be expected to occur.

Non-Standardized Performance

         In addition to the performance information described above, the Fund may provide total return information with respect to the Portfolios for designated periods, such as for the most recent six months or most recent twelve months. This total return information is computed as described under "Total Return" above except that no annualization is made.

                                            PORTFOLIO TRANSACTIONS

         Subject to the supervision and control of the Manager and the Trustees of the Fund, each Portfolio's Adviser is responsible for decisions to buy and sell securities for its account and for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions. Brokerage commissions are paid on transactions in equity securities traded on a securities exchange and on options, futures contracts and options thereon. Fixed income securities and certain equity securities in which the Portfolios invest are traded in the over-the-counter market. These securities are generally traded on a net basis with dealers acting as principal for their own account without a stated commission, although prices of such securities usually include a profit to the dealer.  In  over-the-counter  transactions,  orders are placed  directly  with a  principal  market  maker  unless  a better  price  and execution can be obtained by using a broker. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the underwriter generally referred to as the underwriter's concession or discount. Certain money market securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. U.S. government securities are generally purchased from underwriters or dealers, although certain newly-issued U.S. government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality. Each Portfolio's Adviser is responsible for effecting its portfolio transactions and will do so in a manner deemed fair and reasonable to the Portfolio and not according to any formula. The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at a favorable price. In selecting broker-dealers and negotiating commissions, an Adviser considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to brokers that provide the Portfolios or their Advisers with brokerage and research services within the meaning of Section 28(e) of the Securities Exchange Act of 1934. Each Portfolio's Adviser is of the opinion that, because this material must be analyzed and reviewed, its receipt and use does not tend to reduce expenses but may benefit the Portfolio by supplementing the Adviser's research. In seeking the most favorable price and execution available, an Adviser may, if permitted by law, consider sales of the Contracts as described in the Prospectus a factor in the selection of broker-dealers.


         The Board of Trustees of the Fund has authorized the Manager and the Advisers to enter into arrangements with brokers who execute brokerage transactions for the Portfolios whereby a portion of the commissions earned by such brokers will be shared with a non-affiliated broker-dealer acting as an "introducing broker" in the transaction. Subject to the requirements of applicable law including seeking best price and execution of orders, commissions paid to executing brokers will not exceed ordinary and customary brokerage commissions.

         The Board of Trustees has determined that the Fund's brokerage commissions should be utilized for the Fund's benefit to the extent possible. After reviewing various alternatives, the Board concluded that commissions received by a non-affiliated broker-dealer can be used to promote the distribution of the Fund's shares including the costs of training and educating such broker-dealers with respect to the Contracts . Periodically, the Manager will instruct the "introducing broker" to transmit funds in its possession to third party broker-dealers to pay for such training and education costs. No portion of the commissions received by the "introducing broker" will be paid to the Manager or any of its affiliates. On a quarterly basis, the Manager will report to the Board of Trustees the aggregate commissions received by the "introducing broker" and the distribution expenses paid from such commissions. The Board of Trustees will periodically review whether the foregoing arrangement reduces distribution expenses currently being incurred by the Manager or its affiliates on behalf of the Fund. The Board of Trustees may determine from time to time other appropriate uses for the Fund from the commissions it pays to executing brokers.



         An Adviser may effect portfolio transactions for other investment companies and advisory accounts. Research services furnished by broker-dealers through which a Portfolio effects its securities transactions may be used by the Portfolio's Adviser in servicing all of its accounts; not all such services may be used in connection with the Portfolio. In the opinion of each Adviser, it is not possible to measure separately the benefits from research services to each of its accounts, including a Portfolio. Whenever concurrent decisions are made to purchase or sell securities by a Portfolio and another account, the Portfolio's Adviser will attempt to allocate equitably portfolio transactions among the Portfolio and other accounts. In making such allocations between the Portfolio and other accounts, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for recommending investments to the Portfolio and the other accounts. In some cases this procedure could have an adverse effect on a Portfolio. In the opinion of each Adviser, however, the results of such procedures will, on the whole, be in the best interest of each of the accounts.

         The Adviser to the Value Equity and Opportunity Value
Portfolios may execute brokerage transactions through Oppenheimer & Co. Inc. ("Opco"), an affiliated broker-dealer of the Adviser, acting as agent in accordance with procedures established by the Fund's Board of Trustees, but will not purchase any securities from or sell any securities to Opco acting as principal for its own account.

         The Adviser to the T. Rowe Price International Stock, T. Rowe Price Equity Income and T. Rowe Price Growth Stock Portfolios may execute portfolio transactions through certain affiliates of Robert Fleming Holdings Limited and Jardine Fleming Group Limited, persons indirectly related to the Adviser, acting as agent in accordance with procedures established by the Fund's Board of Trustees, but will not purchase any securities from or sell any securities to any such affiliate acting as principal for its own account.

         The Adviser to the Enhanced Index Portfolio may execute portfolio transactions through certain of its affiliated brokers, acting as agent in accordance with the procedures established by the Fund's Board of Trustees, but will not purchase any securities from or sell any securities to such affiliate acting as principal for its own account.

         For the year ended December 31, 1994, the TCW Money Market Portfolio did not pay any brokerage commissions, while the TCW Managed Asset Allocation Portfolio and T. Rowe Price International Stock Portfolio paid $175,548 and $554,048, respectively, in brokerage commissions. For the year ended December 31, 1994, the Value Equity Portfolio and Dreyfus Small Cap Value Portfolio paid $58,472 and $100,262, respectively, in brokerage commissions, of which $32,796 (78.29%) with respect to the Value Equity Portfolio and $58,028 (72.78%) with respect to the Dreyfus Small Cap Value Portfolio was paid to Opco. For the fiscal period ended December 31, 1994, the Dreyfus U.S. Government Securities Portfolio paid no brokerage commissions. For the year ended December 31, 1995, the TCW Money Market Portfolio and the Dreyfus U.S. Government Securities Portfolio did not pay any brokerage commissions, while the TCW Managed Asset Allocation Portfolio paid $187,103 in brokerage commissions. For the year ended December 31, 1995, the T. Rowe Price International Stock Portfolio, the Value Equity Portfolio and the Dreyfus Small Cap Value Portfolio paid $395,753, $57,800, and $101,885, respectively, in brokerage commissions of which $33,338 (8.42%), $15,101 (3.82%) and $673 (.17%) with respect to the T. Rowe Price
International Stock Portfolio was paid to Robert Fleming Holdings Limited and Jardine Fleming Group Limited, Ord Minnett and OpCo, respectively, $29,271 (50.64%) with respect to the Value Equity Portfolio and $36,216 (35.55%) with respect to the Dreyfus Small Cap Value Portfolio was paid to OpCo. For the fiscal period ended December 31, 1995, the T. Rowe Price Equity Income Portfolio and the T. Rowe Price Growth Stock Portfolio paid $18,059 and $39,447, respectively in brokerage commissions of which $10 (0.06%) with respect to the
T. Rowe Price Equity Income Portfolio was paid to OpCo and $536 (1.36%), $507 (1.29%) and $23 (0.06%)
with respect to the T. Rowe Price Growth Stock Portfolio was paid to Boston Safe Deposit and Trust Company, Jardine Fleming Group Limited and OpCo, respectively. For the year ended December 31, 1996, the Dreyfus U.S. Government Securities Portfolio did not pay any brokerage commissions, while the TCW Money Market Portfolio and the TCW Managed Asset Allocation Portfolio paid $2,724 and $93,009 in brokerage commissions, respectively. For the year ended December 31, 1996, the T. Rowe Price International Stock Portfolio, the Value Equity Portfolio and the Dreyfus Small Cap Value Portfolio paid $136,536, $90,589, and $398,554, respectively, in brokerage commissions of which $4,462 (3.27%), $2,908 (2.13%) and $906 (.66%) with respect to the T. Rowe Price International Stock Portfolio was paid to Robert Fleming Holdings Limited and Jardine Fleming Group Limited, Ord Minnett and OpCo, respectively, $35,624 (39.32%) with respect to the Value Equity Portfolio and $34,511 (8.66%) with respect to the Dreyfus Small Cap Value Portfolio was paid to OpCo. For the fiscal year ended December 31, 1996, the T. Rowe Price Equity Income Portfolio and the T. Rowe Price Growth Stock Portfolio paid $55,261 and $69,409, respectively in brokerage commissions of which $120 (.22%) with respect to the T. Rowe Price Equity Income Portfolio was paid to OpCo and $3,037 (4.38%) and $63 (.09%) with respect to the T. Rowe Price Growth Stock Portfolio was paid to Robert Flemings Holdings Limited and OpCo, respectively. For the fiscal period ended December 31, 1996, the Opportunity Value Portfolio paid $291 in brokerage commissions.

                                            MANAGEMENT OF THE FUND

Trustees and Officers

  The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 2101 East Coast Highway, Suite 300, Corona del Mar, California 92625.

                                                    Principal
                                  Position(s)       Occupation(s)
                                  Held with         During Past
Name, Age and Address             Registrant        5 Years

James R. McInnis (49)             President         President of Endeavor
                                                    Group (broker-dealer)
                                                    since June, 1991;
                                                    President of McGuinness &
                                                    Associates (insurance
                                                    marketing) from March,
                                                    1983 to June, 1991.

                                                    Principal
                                  Position(s)       Occupation(s)
                                  Held with         During Past
Name, Age and Address             Registrant        5 Years
---------------------
*Vincent J. McGuinness (62)
                                  Trustee           Chairman, Chief Executive
                                                    Officer and Director of
                                                    McGuinness & Associates,
                                                    Endeavor Group, VJM
                                                    Corporation (oil and gas),
                                                    until July, 1996
                                                    McGuinness Group
                                                    (insurance marketing) and
                                                    until January, 1994 Swift
                                                    Energy Marketing Company
                                                    and since September, 1988
                                                    Endeavor Management Co.;
                                                    President of VJM
                                                    Corporation, Endeavor
                                                    Management Co. and, since
                                                    February, 1996, McGuinness
                                                    & Associates.

Timothy A. Devine (62)            Trustee           Prior to September, 1993,
1424 Dolphin Terrace                                President and Chief
Corona del Mar, California                          Executive Officer, Devine
92625                                               Properties, Inc.  Since
                                                    September, 1993, Vice
                                                    President, Plant Control,
                                                    Inc. (landscape
                                                    contracting and
                                                    maintenance).


Thomas J. Hawekotte (62)         Trustee           President, Thomas J.
1200 Lake Shore Drive                               Hawekotte, P.C. (law
Chicago, Illinois 60610                             practice).


Steven L. Klosterman (45)         Trustee           Since July, 1995,
462 Stevens Avenue                                  President of Klosterman
Suite 206                                           Capital Corporation
Solana Beach, California                            (investment adviser);
92075                                               Investment Counselor,
                                                    Robert J. Metcalf &
                                                    Associates, Inc.
                                                    (investment adviser) from
                                                    August, 1990 to June,
                                                    1995.

                                                    Principal
                                  Position(s)       Occupation(s)
                                  Held with         During Past
Name, Age and Address             Registrant        5 Years
*Halbert D. Lindquist (51)
1650 E. Fort Lowell Road          Trustee           President, Lindquist
Tucson, Arizona 85719-2324                          Enterprises, Inc.
                                                    (financial services) and
                                                    since December, 1987
                                                    Tucson Asset Management,
                                                    Inc. (financial services),
                                                    and since November, 1987,
                                                    Presidio Government
                                                    Securities, Incorporated
                                                    (broker-dealer).

                                  Trustee           Rancher until January,
R. Daniel Olmstead, Jr. (66)                        1997.  Since January,
2661 Point Del Mar                                  1997, real estate
Corona Del Mar, California                          consultant.
92625

Norman Ridley (51)                Vice              Since 1985, Senior Vice
865 S. Figueroa Street            President         President, TCW Asset
Suite 1800                                          Management Company and
Los Angeles, California                             Trust Company of the West.
90017


 Ronald E. Robison (58)           Vice              Since November, 1987,
865 S. Figueroa Street            President         Managing Director and
Suite 1800                                          Chief Operating Officer,
Los Angeles, California                             TCW Funds Management Inc.;
90017                                               since March, 1990,

                                                    Managing Director, Trust
                                                    Company of the West and
                                                    TCW Asset Management
                                                    Company.

James M. Goldberg (51)            Vice              Since June, 1984, Managing
865 S. Figueroa Street            President         Director, TCW Asset
Suite 1800                                          Management Company and
Los Angeles, California                             Trust Company of the West
90017                                               and since January, 1987
                                                    Managing Director, TCW
                                                    Funds Management, Inc.

                                                    Principal
                                  Position(s)       Occupation(s)
                                  Held with         During Past
Name, Age and Address             Registrant        5 Years

Eileen Rominger (42)              Vice              Since May, 1994, Managing
One World Financial Center        President         Director, Oppenheimer
New York, New York 10281                            Capital, prior thereto
                                                    Senior   Vice
                                                    President,
                                                    Oppenheimer Capital;
                                                    Portfolio   Manager,
                                                    Oppenheimer    Quest
                                                    Value  Fund,   Inc.,
                                                    OCC     Accumulation
                                                    Trust,    Enterprise
                                                    Accumulation   Trust
                                                    and   Penn    Series
                                                    Fund,       open-end
                                                    investment
                                                    companies.

                                                    Principal
                                  Position(s)       Occupation(s)
                                  Held with         During Past
Name, Age and Address             Registrant        5 Years


**Vincent J. McGuinness,Jr.(32)   Executive         From
                                  Vice-             September,  1996  to
                                  President-        June, 1997,  Chief
                                  Administration    Financial    Officer
                                                     (Treasurer)       of
                                                     Registrant;    since
                                                     January, 1997,
                                                     Executive
                                                     Vice-President
                                                     of
                                                     Operations and since
                                                     May,
                                                     1997,   Director  of
                                                     Endeavor Group;
                                                     from September, 1996
                                                     to June, 1997, Chief
                                                     Financial    Officer
                                                     and since May, 1996,
                                                     Director of Endeavor
                                                     Management      Co.;
                                                     since August,  1996,
                                                     Chief      Financial
                                                     Officer    of    VJM
                                                     Corporation;    from
                                                     May,     1996     to
                                                     January,       1997,
                                                     Executive       Vice
                                                     President        and
                                                     Director  of  Sales,
                                                     Western  Division of
                                                     Endeavor      Group;
                                                     since   May,   1996,
                                                     Chief      Financial
                                                     Officer           of
                                                     McGuinness         &
                                                     Associates;     from
                                                     March,  1996 to May,
                                                     1996,   Director  of
                                                     McGuinness    Group;
                                                     from  July,  1993 to
                                                     August,  1995  Rocky
                                                     Mountain    Regional
                                                     Marketing   Director
                                                     for Endeavor  Group.
                                                     MBA graduate student
                                                     from September, 1991
                                                     to May, 1993.

                                                    Principal
                                  Position(s)       Occupation(s)
                                  Held with         During Past
Name, Age and Address             Registrant        5 Years


Michael J. Roland (39)            Chief             Since June, 1996, Chief
                                  Financial         Financial Officer of
                                  Officer           Endeavor Group and
                                  (Treasurer)       Endeavor Management Co;


                                                     from  January,  1995
                                                     to   April,    1997,
                                                     Senior          Vice
                                                     President, Treasurer
                                                     and Chief  Financial
                                                     Officer  of  Pilgrim
                                                     America       Group,
                                                     Pilgrim      America
                                                     Investments,   Inc.,
                                                     Pilgrim      America
                                                     Securities   and  of
                                                     each of the funds in
                                                     the Pilgrim  America
                                                     Group of Funds; from
                                                     July,     1994    to
                                                     December,      1994,
                                                     partner    at    the
                                                     consulting  firm  of
                                                     Corporate    Savings
                                                     Group;  from  March,
                                                     1992 to June,  1994,
                                                     Vice   President  of
                                                     PIMCO  Advisors,  LP
                                                     and  of  the   PIMCO
                                                     Institutional Funds.

                                                    Principal
                                  Position(s)       Occupation(s)
                                  Held with         During Past
Name, Age and Address             Registrant        5 Years

Pamela A. Shelton (48)            Secretary         Since October, 1993,
                                                    Executive Secretary to
                                                    Chairman of the Board and
                                                    Chief Executive Officer
                                                    of, and since April, 1996,
                                                    Secretary of McGuinness &
                                                    Associates, Endeavor
                                                    Group, VJM Corporation,
                                                    McGuinness Group (until
                                                    July, 1996) and Endeavor
                                                    Management Co.; from July,
                                                    1992 to October, 1993,
                                                    Administrative Secretary,
                                                    Mayor and City Council,
                                                    City of Laguna Niguel,
                                                    California; and from
                                                    November, 1986 to July,
                                                    1992, Executive Secretary
                                                    to Chairman of the Board
                                                    and Chief Executive
                                                    Officer of, and from
                                                    October, 1990 to July,
                                                    1992, Secretary of
                                                    McGuinness & Associates,
                                                    Endeavor Group, VJM
                                                    Corporation, McGuinness
                                                    Group, Endeavor Management
                                                    Co. and Swift Energy
                                                    Marketing Company.


* An "interested person" of the Fund as defined in the 1940
Act.
** Vincent J. McGuinness, Jr. is the son of Vincent J.
McGuinness.


         No remuneration will be paid by the Fund to any Trustee or officer of the Fund who is affiliated with the Manager or the Advisers. Each Trustee who is not an affiliated person of the Manager or the Advisers will be reimbursed for out-of-pocket expenses and currently receives an annual fee of $7,500 and $500 for attendance at each Trustees' Board or committee meeting. Set forth below for each of the Trustees of the Fund is the aggregate compensation paid to such Trustees for the fiscal year ended December 31, 1996.

                                              COMPENSATION TABLE

                                                        Total
                                                        Compensation
                                                        From Fund
                               Aggregate                and Fund
Name of                        Compensation             Complex
Person                         From Fund                Paid to Trustees

Vincent J. McGuinness          $   -                    $   -
Timothy A. Devine                4,500                    4,500
Thomas J. Hawekotte              4,500                    4,500
Steven L. Klosterman             4,500                    4,500
Halbert D. Lindquist             3,500                    3,500
R. Daniel Olmstead               4,500                    4,500


         The Agreement and Declaration of Trust of the Fund provides that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Fund, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund or that such indemnification would relieve any officer or Trustee of any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. The Fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.

         As of the date of this Statement of Additional Information, the officers and Trustees of the Fund as a group owned less than 1% of the outstanding shares of the Fund.

The Manager

         The Management Agreement between the Fund and the Manager with respect to the TCW Money Market, TCW Managed Asset Allocation and T. Rowe Price International Stock Portfolios was approved by the Trustees of the Fund (including all of the Trustees who are not "interested persons" [as defined in the 1940 Act] of the Manager) on July 20, 1992, and by the shareholders of the Fund on November 23, 1992. With respect to the Value Equity and Dreyfus Small Cap Value Portfolios, the Management Agreement was approved by the Trustees of the Fund (including all of the Trustees who are not "interested persons" of the Manager) on April 19, 1993 and by PFL Life Insurance Company, the sole shareholder of the Value Equity and Dreyfus Small Cap Value Portfolios, on April 19, 1993. With respect to the Dreyfus U.S. Government Securities

Portfolio, the Management Agreement was approved by the Trustees of the Fund (including all of the Trustees who are not "interested persons" of the Manager) on January 24, 1994 and by PFL Life Insurance Company, the sole shareholder of the Dreyfus U.S. Government Securities Portfolio, on March 7, 1994. With respect to the T. Rowe Price Equity Income and T. Rowe Price Growth Stock Portfolios, the Management Agreement was approved by the Trustees of the Fund (including all of the Trustees who are not "interested persons" of the Manager) on October 24, 1994 and by PFL Life Insurance Company, the sole shareholder of the T. Rowe
Price Equity Income and T. Rowe Price Growth Stock Portfolios, on November 1, 1994. With respect to the Opportunity Value and Enhanced Index Portfolios, the Management Agreement was approved by the Trustees of the Fund (including all of the Trustees who are not "interested persons" of the Manager) on August 13, 1996 and by PFL Life Insurance Company, the sole shareholder of the Opportunity Value and Enhanced Index Portfolios, on August 26, 1996. With respect to the Montgomery Select 50 Portfolio, the Management Agreement was approved by the Trustees of the Fund (including all of the Trustees who are not "interested persons" of the Manager) on August , 1997 and by PFL Life Insurance Company, the sole shareholder of the Montgomery Select 50 Portfolio, on September , 1997. See "Organization and Capitalization of the Fund."

         The Management Agreement will continue in force for two years from its date, November 23, 1992 with respect to the TCW Money Market, TCW Managed Asset Allocation and T. Rowe Price International Stock Portfolios, April 19, 1993 with respect to the Value Equity and Dreyfus Small Cap Value Portfolios, March 25, 1994 with respect to the Dreyfus U.S. Government Securities Portfolio, December 28, 1994 with respect to the T. Rowe Price Equity Income and T. Rowe Price Growth Stock Portfolios, August 26, 1996 with respect to the Opportunity Value and Enhanced Index Portfolios, , 1997 with respect to the Montgomery Select 50 Portfolio and from year to year thereafter, but only so long as its continuation as to each Portfolio is specifically approved at least annually (i) by the Trustees or by the vote of a majority of the outstanding voting securities of the Portfolio, and (ii) by the vote of a majority of the Trustees who are not parties to the Management Agreement or "interested persons" of any such party, by votes cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement provides that it shall terminate automatically if assigned, and that it may be terminated as to any Portfolio without penalty by the Trustees of the Fund or by vote of a majority of the outstanding voting securities of the Portfolio upon 60 days' prior written notice to the Manager, or by the Manager upon 90 days' prior written notice to the Fund, or upon such shorter notice as may be mutually agreed upon. In the event the Manager ceases to be the Manager of the Fund, the right of the Fund to use the identifying name of "Endeavor" may be withdrawn.

The Advisers


         The Investment Advisory Agreements between the Manager and TCW Funds Management, Inc. were approved by the Trustees of the Fund (including all the Trustees who are not "interested persons" of the Manager or of the Adviser) on July 20, 1992, and by the shareholders of the Fund on November 23, 1992. The Investment Advisory Agreements between the Manager and OpCap Advisors (formerly known as Quest for Value Advisors) were initially approved by the Trustees of the Fund (including all of the Trustees who are not "interested persons" of the Manager or of the Adviser) on April 19, 1993 with respect to the Value Equity Portfolio and August 13, 1996 with respect to the Opportunity Value Portfolio and by PFL Life Insurance Company as sole shareholder of the Value Equity and Opportunity Value Portfolios on April 19, 1993 and August 26, 1996, respectively. As described in the Prospectus, a transaction is pending whereby the ownership of OpCap Advisors is being transferred which, under the 1940 Act, will result in the automatic termination of the Investment Advisory Agreement between the Manager and OpCap Advisors. On April 8, 1997 the Trustees of the Fund (including all of the Trustees who are not "interested persons" of the Manager or the Adviser) approved new Investment Advisory Agreements between the Manager and OpCap Advisors. The new Investment Advisory Agreements have been approved by the shareholders of the Value Equity and Opportunity Value Portfolios .


               The Investment Advisory Agreement between the Manager and The Boston Company Asset Management, Inc. was approved by the Trustees of the Fund (including all of the Trustees who are not "interested persons" of the Manager or of the Adviser) on January 24, 1994 and by PFL Life Insurance Company as sole shareholder of the Dreyfus U.S. Government Securities Portfolio on March 7, 1994. The Investment Advisory Agreement was transferred to The Dreyfus Corporation effective May 1, 1996. The Investment Advisory Agreements between the Manager and T. Rowe Price Associates, Inc. were approved by the Trustees of the Fund (including all of the Trustees who are not "interested persons" of the Manager or of the Adviser) on October 24, 1994 and by PFL Life Insurance Company as sole shareholder of the T. Rowe Price Equity Income and T. Rowe Price Growth Stock Portfolios on November 1, 1994. The Investment Advisory Agreement between the Manager and J.P. Morgan Investment Management Inc. was approved by the Trustees of the Fund (including all of the Trustees who are not "interested persons" of the Manager or of the Adviser) on August 13, 1996 and by PFL Life Insurance Company as sole shareholder of the Enhanced Index Portfolio on August 26,

1996. The Investment Advisory Agreement between the Manager and Montgomery Asset Management LLC was approved by the Trustees of the Fund (including all of the Trustees who are not "interested persons" of the Manager or of the Adviser) on August , 1997 and by PFL Life Insurance Company as sole shareholder of the Montgomery Select 50 Portfolio on , 1997. Effective January 1, 1995, Price-Fleming became the Adviser of the T. Rowe Price International Stock Portfolio. The Investment Advisory Agreement with Price-Fleming for the T. Rowe Price International Stock Portfolio was approved by the Trustees of the Fund (including all of the Trustees who are not "interested persons" of the Manager or of the Adviser) on December 19, 1994 and by shareholders of the Portfolio on March 24, 1995. Effective September 16, 1996, The Dreyfus Corporation became the Adviser of the Dreyfus Small Cap Value Portfolio. The Investment Advisory Agreement with The Dreyfus Corporation was approved by the Trustees of the Fund (including all of the Trustees who are not "interested persons" of the Manager or of the Adviser) on August 13, 1996 and by the shareholders of the Portfolio on October 29, 1996. See "Organization and Capitalization of the Fund."

         Each agreement will continue in force for two years from its date, November 23, 1992 with respect to the TCW Money Market and TCW Managed Asset Allocation Portfolios, April 19, 1993 with respect to the Value Equity Portfolio, March 25, 1994 with respect to the Dreyfus U.S. Government Securities Portfolio, December 28, 1994 with respect to the T. Rowe Price Equity Income and
T. Rowe Price Growth Stock Portfolios, January 1, 1995 with respect to the T. Rowe Price International Stock Portfolio, September 16, 1996 with respect to the Dreyfus Small Cap Value Portfolio, November 4, 1996 with respect to the Opportunity Value Portfolio , April 30, 1997 with respect to the Enhanced Index Portfolio and , 1997 with respect to the Montgomery Select 50 Portfolio, and from year to year thereafter, but only so long as its continuation as to a Portfolio is specifically approved at least annually (i) by the Trustees or by the vote of a majority of the outstanding voting securities of the Portfolio, and (ii) by the vote of a majority of the Trustees who are not parties to the agreement or "interested persons" of any such party, by votes cast in person at a meeting called for the purpose of voting on such approval. Each Investment Advisory Agreement provides that it shall terminate automatically if assigned or if the Management Agreement with respect to the related Portfolio terminates, and that it may be terminated as to a Portfolio without penalty by the Manager, by the Trustees of the Fund or by vote of a majority of the outstanding voting securities of the Portfolio on not less than 60 days' (90 days' with respect to the Enhanced Index and Montgomery Select 50 Portfolios) prior written notice to the Adviser or by the Adviser on not less than 150 days' prior written notice to the Manager, or upon such shorter notice as may be mutually agreed upon.

         The following table shows the fees paid by each of the Portfolios and any fee waivers or reimbursements during the fiscal years ended December 31, 1994, December 31, 1995 and December 31, 1996.


                                             1996
                           Investment           Investment
                           Management           Management          Other
                           Fee                  Fee                 Expenses
                           Paid                 Waived              Reimbursed
TCW Money Market
  Portfolio.......         $   165,212          $ --                 --
TCW Managed Asset
  Allocation
  Portfolio.......           1,639,338           --                  --
T. Rowe Price
  International
  Stock Portfolio.           1,015,179           --                  --
Value Equity
  Portfolio.......             768,579           --                  --
Dreyfus Small
  Cap Value
  Portfolio.......             535,895           --                  --
Dreyfus U.S.
  Government
  Securities
  Portfolio.......             122,058           --                  --
T. Rowe Price
  Equity Income
  Portfolio.......             369,356           --                  --
T. Rowe Price
  Growth Stock
  Portfolio.......             313,356           --                  --
Opportunity Value
  Portfolio*......                 197           --                 2,802


                                            1995**
                            Investment         Investment
                            Management         Management            Other
                            Fee                Fee                   Expenses
                            Paid               Waived                Reimbursed
TCW Money Market
  Portfolio.......          $  117,465         $  ---                  ---
TCW Managed Asset
  Allocation
  Portfolio.......           1,388,652         ---                     ---
T. Rowe Price
  International

  Stock Portfolio.              759,830         ---                    ---
Value Equity
  Portfolio.......              395,205         ---                    ---
Dreyfus Small Cap
  Value Portfolio.              339,672         ---                    ---
Dreyfus U.S.
  Government
  Securities
  Portfolio.......               42,531         ---                    ---
T. Rowe Price
  Equity Income
  Portfolio.......               70,664         ---                    ---
T. Rowe Price
  Growth Stock
  Portfolio.......               75,681         ---                    ---



                                               1994
                             Investment
                             Management         Investment       Other
                             Fee                Management       Expenses
                             Paid               Fee Waived       Reimbursed
TCW Money Market
  Portfolio........          $  111,100         $---             $  ---

TCW Managed Asset
  Allocation
  Portfolio.......           1,151,688          ---              ---

T. Rowe Price
  International
  Stock Portfolio.             696,732          ---              ---

Value Equity
  Portfolio.......             191,316          ---              ---

Dreyfus Small
  Cap Value
  Portfolio.......             214,198          ---              ---

Dreyfus U.S.
  Government
  Securities
  Portfolio***....             8,087          8,087            4,955
---------------
* The information presented with respect to the Opportunity Value Portfolio is for the period from November 18, 1996 (commencement of operations) to December 31, 1996.

** The information presented for the T. Rowe Price Equity Income and T. Rowe Price Growth Stock Portfolios is for the period from January 3, 1995 (commencement of operations) to December 31, 1995.

***      The information presented with respect to the Dreyfus
         U.S. Government Securities Portfolio is for the period
         from May 13, 1994 (commencement of operations) to
         December 31, 1994.
                                          ---------------------------

         Each Investment Advisory Agreement provides that the Adviser shall not be subject to any liability to the Fund or the Manager for any act or omission in the course of or connected with rendering services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of the Adviser.

                                             REDEMPTION OF SHARES

         The Fund may suspend redemption privileges or postpone the date of payment on shares of the Portfolios for more than seven days during any period
(1) when the New York Stock Exchange is closed or trading on the Exchange is restricted as determined by the Securities and Exchange Commission, (2) when an emergency exists, as defined by the Securities and Exchange Commission, which makes it not reasonably practicable for a Portfolio to dispose of securities owned by it or fairly to determine the value of its assets, or (3) as the Securities and Exchange Commission may otherwise permit.

         The value of the shares on redemption may be more or less than the shareholder's cost, depending upon the market value of the portfolio securities at the time of redemption.

                                                NET ASSET VALUE


         The net asset value per share of each Portfolio is determined as of the close of regular trading of the New York Stock Exchange (currently 4:00 p.m., New York City time), Monday through Friday, exclusive of national business holidays. The Fund will be closed on the following national business holidays:
New Year's Day, Martin Luther King's Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Portfolio securities for which the primary market is on a domestic or foreign exchange or which are traded over-the-counter and quoted on the NASDAQ System will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Portfolio securities not quoted on the NASDAQ System that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

         In the case of any securities which are not actively traded, reliable market quotations may not be considered to be readily available. These investments are stated at fair value as determined under the direction of the Trustees. Such fair value is expected to be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

         If any securities held by a Portfolio are restricted as to resale, their fair value will be determined following procedures approved by the Trustees. The fair value of such securities is generally determined as the amount which the Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Portfolio in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

         Notwithstanding   the  foregoing,   short-term   debt  securities  with
maturities of 60 days or less will be valued at amortized cost.

         The TCW Money Market Portfolio's investment policies and method of securities valuation are intended to permit the Portfolio generally to maintain a constant net asset value of $1.00 per share by computing the net asset value per share to the nearest $.01 per share. The Portfolio is permitted to use the amortized cost method of valuation for its portfolio securities pursuant to regulations of the Securities and Exchange Commission. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. The net asset value per share would be subject to fluctuation upon any significant changes in the value of the Portfolio's securities. The value of debt securities, such as those in the Portfolio, usually reflects yields generally available on securities of similar yield, quality and duration. When such yields decline, the value of a portfolio holding such securities can be expected to decline. Although the Portfolio seeks to maintain the net asset value per share of the Portfolio at $1.00, there can be no assurance that net asset value will not vary.

         The Trustees of the Fund have undertaken to establish procedures reasonably designed, taking into account current market conditions and the Portfolio's investment objective, to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. These procedures include the determination, at such intervals as the Trustees deem appropriate, of the extent, if any, to which the net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds one half of one percent, the Trustees are required to promptly consider what action, if any, should be initiated.

         With respect to the Portfolios other than the TCW Money Market Portfolio, foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the New York Stock Exchange that will not be reflected in the computation of the Portfolio's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Fund's Board of Trustees. All securities and other assets of a Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars last quoted on a valuation date by any recognized dealer.

                                                     TAXES

Federal Income Taxes

         Each Portfolio intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying, a Portfolio will not be subject to federal income taxes to the extent that its net investment income and net realized capital gains are distributed.

         In order to so qualify, a Portfolio must, among other things, (1) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks or securities or foreign currencies, or other income

(including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks or securities;
(2) derive less than 30% of its gross income in each taxable year from the sale or other disposition of stocks or securities held less than three months (the Portfolio's transactions in future transactions, straddles and options may be restricted in order to comply with this requirement); and (3) diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year,
(a) at least 50% of the market value of the Portfolio's assets is represented by cash, government securities and other securities limited in respect of any one issuer to 5% of the value of the Portfolio's assets and to not more than 10% of the voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in securities of any one issuer (other than government securities).

         As a regulated investment company, a Portfolio will not be subject to federal income tax on net investment income and capital gains (short- and long-term), if any, that it distributes to its shareholders if at least 90% of its net investment income and net short-term capital gains for the taxable year are distributed, but will be subject to tax at regular corporate rates on any income or gains that are not distributed. In general, dividends will be treated as paid when actually distributed, except that dividends declared in October, November or December and made payable to shareholders of record in such a month will be treated as having been paid by the Portfolio (and received by shareholders) on December 31, provided the dividend is paid in the following January. Each Portfolio intends to satisfy the distribution requirement in each taxable year.

         The Portfolios will not be subject to the 4% federal excise tax imposed on registered investment companies that do not distribute all of their income and gains each calendar year because such tax does not apply to a registered investment company whose only shareholders are segregated asset accounts of life insurance companies held in connection with variable annuity and/or variable life insurance policies.

         The Fund intends to comply with section 817(h) of the Code and the regulations issued thereunder. As required by regulations under that section, the only shareholders of the Fund and its Portfolios will be life insurance company segregated asset accounts (also referred to as separate accounts) that fund variable life insurance or annuity contracts and the general account of PFL Life Insurance Company which provided the initial capital for the Portfolios of the Fund. See the prospectus or other material for the Contracts for additional discussion of the taxation of segregated asset accounts and of the owner of the particular Contract described therein.

         Section 817(h) of the Code and Treasury Department regulations thereunder impose certain diversification requirements on the segregated asset accounts investing in the Portfolios of the Fund. These requirements, which are in addition to the diversification requirements applicable to the Fund under the 1940 Act and under the regulated investment company provisions of the Code, may limit the types and amounts of securities in which the Portfolios may invest. Failure to meet the requirements of section 817(h) could result in current taxation of the owner of the Contract on the income of the Contract.

         The Fund may therefore find it necessary to take action to ensure that a Contract continues to qualify as a Contract under federal tax laws. The Fund, for example, may be required to alter the investment objectives of a Portfolio or substitute the shares of one Portfolio for those of another. No such change of investment objectives or substitution of securities will take place without notice to the shareholders of the affected Portfolio and the approval of a majority of such shareholders and without prior approval of the Securities and Exchange Commission, to the extent legally required.

                                  ORGANIZATION AND CAPITALIZATION OF THE FUND

         The Fund is a Massachusetts business trust organized on November 18, 1988. A copy of the Fund's Agreement and Declaration of Trust, as amended, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.


         The Trustees of the Fund have authority to issue an unlimited number of shares of beneficial interest without par value of one or more series. Currently, the Trustees have established and designated eleven series. Each series of shares represents the beneficial interest in a separate Portfolio of assets of the Fund, which is separately managed and has its own investment objective and policies. The Trustees of the Fund have authority, without the necessity of a shareholder vote, to establish additional portfolios and series of shares. The shares outstanding are, and those offered hereby when issued will be, fully paid and nonassessable by the Fund. The shares have no preemptive, conversion or subscription rights and are fully transferable.


         The assets received from the sale of shares of a Portfolio, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, constitute the underlying assets of the Portfolio. The underlying assets of a Portfolio are required to be segregated on the Fund's books of account and are to be charged with the expenses with respect to that Portfolio. Any general expenses of the Fund not readily attributable to a Portfolio will be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Portfolio and the other Portfolios.

         Each share has one vote, with fractional shares voting proportionately. Shareholders of a Portfolio are not entitled to vote on any matter that requires a separate vote of the shares of another Portfolio but which does not affect the Portfolio. The Agreement and Declaration of Trust does not require the Fund to hold annual meetings of shareholders. Thus, there will ordinarily be no annual shareholder meetings, unless otherwise required by the 1940 Act. The Trustees of the Fund may appoint their successors until fewer than a majority of the Trustees have been elected by shareholders, at which time a meeting of shareholders will be called to elect Trustees. Under the Agreement and Declaration of Trust, any Trustee may be removed by vote of two-thirds of the outstanding shares of the Fund, and holders of 10% or more of the outstanding shares can require the Trustees to call a meeting of shareholders for the purpose of voting on the removal of one or more Trustees. If ten or more shareholders who have been such for at least six months and who hold in the aggregate shares with a net asset value of at least $25,000 inform the Trustees that they wish to communicate with other shareholders, the Trustees either will give such shareholders access to the shareholder lists or will inform them of the cost involved if the Fund forwards materials to the shareholders on their behalf. If the Trustees object to mailing such materials, they must inform the Securities and Exchange Commission and thereafter comply with the requirements of the 1940 Act.

         PFL will vote shares of the Fund as described under the caption "Voting Rights" in the prospectus or other material for the Contracts which accompanies the Prospectus.

         As of March 31, 1997, the PFL Endeavor Variable Annuity Account owned of record the following approximate percentages of the outstanding shares of each Portfolio: 75% of the TCW Money Market Portfolio; 95% of the TCW Managed Asset Allocation Portfolio; 89% of the T. Rowe Price International Stock Portfolio; 85% of the Value Equity Portfolio; 88% of the Dreyfus Small Cap Value Portfolio; 83% of the Dreyfus U.S. Government Securities Portfolio; 83% of the
T. Rowe Price Equity Income Portfolio; 81% of the T. Rowe Price Growth Stock Portfolio; and 77% of the Opportunity Value Portfolio. As of March 31, 1997, the PFL Endeavor Platinum Variable Annuity Account owned of record the following approximate percentages of the outstanding shares of each Portfolio: 23% of the TCW Money Market Portfolio; 4% of the TCW Managed Asset Allocation Portfolio; 8% of the T. Rowe Price International Stock

Portfolio; 12% of the Value Equity Portfolio; 9% of the Dreyfus Small Cap Value Portfolio; 14% of the Dreyfus U.S. Government Securities Portfolio; 14% of the
T. Rowe Price Equity Income Portfolio; 10% of the T. Rowe Price Growth Stock Portfolio; and 14% of the Opportunity Value Portfolio. As of March 31, 1997, the AUSA Endeavor Variable Annuity Account owned of record the following approximate percentages of the outstanding shares of each Portfolio: 2% of the TCW Money Market Portfolio; 1% of the TCW Managed Asset Allocation Portfolio; 3% of the T. Rowe Price International Stock Portfolio; 2% of the Value Equity Portfolio; 2% of the Dreyfus Small Cap Value Portfolio; 3% of the Dreyfus U.S. Government Securities Portfolio; 3% of the T. Rowe Price Equity Income Portfolio; 3% of the
T. Rowe Price Growth Stock Portfolio; and
 9% of the Opportunity Value Portfolio.

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts and obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholders held personally liable for obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The likelihood of such circumstances is remote.

                                                 LEGAL MATTERS

         Certain legal matters are passed on for the Fund by Sullivan & Worcester LLP of Washington, D.C.


                                                   CUSTODIAN

         Boston Safe Deposit and Trust Company, located at One Boston Place, Boston, Massachusetts 02108, serves as the custodian of the Fund. Under the Custody Agreement, Boston Safe holds the Portfolios' securities and keeps all necessary records and documents.

                                             FINANCIAL STATEMENTS

               The financial statements of the TCW Money Market Portfolio, TCW Managed Asset Allocation Portfolio, T. Rowe Price International Stock Portfolio, Value Equity Portfolio, Dreyfus Small Cap Value Portfolio, Dreyfus U.S. Government Securities Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Growth Stock Portfolio and Opportunity Value

Portfolio for the fiscal year ended December 31, 1996, including notes to the financial statements and supplementary information and the Independent Auditors' Report are included in the Fund's Annual Report to Shareholders. A copy of the Annual Report accompanies this Statement of Additional Information. The financial statements (including the Independent Auditors' Report) included in the Annual Report are incorporated herein by reference. Interim financial statements (unaudited) for the Opportunity Value Portfolio for the period January 1, 1997 through March 31, 1997 accompany this Statement of Additional Information.

                                                   APPENDIX

                                              SECURITIES RATINGS

Standard & Poor's Bond Ratings

         A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Debt rated "AA" has a very strong capacity to pay interest and to repay principal and differs from the highest rated issues only in small degree. Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt of a higher rated category. Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and to repay principal for debt in this category than for higher rated categories. Bonds rated "BB", "B", "CCC" and "CC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's Bond Ratings

         Bonds rated "Aaa" by Moody's are judged to be of the best quality and to carry the smallest degree of investment risk. Bonds rated "Aa" are judged to be of high quality by all standards. Bonds rated "A" possess many favorable investment attributes and are to be considered as higher medium grade obligations. Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured and have speculative characteristics as well. Bonds are rated "Ba", "B", "Caa", "Ca", "C" when protection of interest and principal payments is questionable. A "Ba" rating indicates some speculative elements while "Ca" represents a high degree of speculation and "C" represents the lowest rated class of bonds. "Caa", "Ca" and "C" bonds may be in default. Moody's applies numerical modifiers "1", "2" and "3" in each generic rating classification from "Aa" to "B" in its corporate bond rating system. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks at the lower end of its generic rating category.

Standard & Poor's Commercial Paper Ratings

         "A" is the highest commercial paper rating category utilized by Standard & Poor's, which uses the numbers "1+", "1", "2" and "3" to denote relative strength within its "A" classification. Commercial paper issuers rated "A" by Standard & Poor's have the following characteristics. Liquidity ratios are better than industry average. Long-term debt rating is "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management. Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities. The rating "C" is assigned to short-term debt obligations with a doubtful capacity for repayment. An issue rated "D" is either in default or is expected to be in default upon maturity.

Moody's Commercial Paper Ratings

         "Prime-1" is the highest commercial paper rating assigned by Moody's, which uses the numbers "1", "2" and "3" to denote relative strength within its highest classification of Prime. Commercial paper issuers rated Prime by Moody's have the following characteristics. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer terms, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

IBCA Limited/IBCA Inc. Commercial Paper Ratings. Short-term obligations, including commercial paper, rated A-1+ by IBCA Limited or its affiliate IBCA Inc., are obligations supported by the highest capacity for timely repayment. Obligations rated A-1 have a very strong capacity for timely repayment. Obligations rated A-2 have a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.


Fitch Investors Service  L.P. Commercial Paper Ratings.
Fitch Investors Service L.P. employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance for timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

Duff & Phelps Inc. Commercial Paper Ratings. Duff & Phelps Inc. employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1- indicates high certainty of timely payment. Duff 2 indicates good certainty of timely payment: liquidity factors and company fundamentals are sound.

Thomson BankWatch, Inc. ("BankWatch") Commercial Paper Ratings. BankWatch will assign both short-term debt ratings and issuer ratings to the issuers it rates. BankWatch will assign a short-term rating ("TBW-1", "TBW-2", "TBW-3", or "TBW-4") to each class of debt (e.g., commercial paper or non-convertible debt), having a maturity of one-year or less, issued by a holding company structure or an entity within the holding company structure that is rated by BankWatch. Additionally, BankWatch will assign an issuer rating ("A", "A/B", "B", "B/C", "C", "C/D", "D", "D/E", and "E") to each issuer that it rates.

         Various of the NRSROs utilize rankings within rating categories indicated by a + or -. The Portfolios, in accordance with industry practice, recognize such rankings within categories as graduations, viewing for example Standard & Poor's rating of A-1+ and A-1 as being in Standard & Poor's highest rating category.

                                             ENDEAVOR SERIES TRUST

                                                    PART C

                                               Other Information

Item 24.          FINANCIAL STATEMENTS AND EXHIBITS

                           (a)      Financial Statements:

                                    Included in Part A:



                                            Not
                                            Applicable




                                        Incorporated by reference in Part B:


                                             The  following   audited  Financial
                                             Statements for the TCW Money Market
                                             Portfolio,    TCW   Managed   Asset
                                             Allocation Portfolio,  Value Equity
                                             Portfolio,  Dreyfus Small Cap Value
                                             Portfolio,  Dreyfus U.S. Government
                                             Securities Portfolio, T. Rowe Price
                                             International  Stock  Portfolio and
                                             T.   Rowe   Price   Equity   Income
                                             Portfolio,  T.  Rowe  Price  Growth
                                             Stock Portfolio and the Opportunity
                                             Value   Portfolio  for  the  period
                                             ended   December   31,   1996   are
                                             incorporated by reference:

                                            Portfolio of Investments
                                            Statement of Assets and Liabilities
                                            Statement of Operations
                                            Statement of Changes in Net Assets
                                            Notes to Financial Statements

                                             The following  unaudited  Financial
                                             Statements  for  Opportunity  Value
                                             Portfolio for the period January 1,

                                             1997  to   March   31,   1997   are
                                             incorporated by reference:


                                            Portfolio of Investments
                                            Statement of Assets and Liabilities
                                            Statement of Operations
                                            Statement of Changes in Net Assets
                                            Notes to Financial Statements

                                    Included in Part C:

                                            Consent of  Independent  Auditors is
                                            filed herein.

                           (b)      Exhibits:

                                    All  references  are  to  the   Registrant's
                                    registration statement on Form N-1A as filed with the SEC on March 7, 1989, File Nos. 33-27352 and 811-5780 (the "Registration Statement").

                   Exhibit No.               Description of Exhibits

                   (1)(a) Agreement and Declaration of Trust is incorporated by reference to Post-Effective
                                             Amendment No. 14 to the
                                             Registration Statement as filed
                                             with the SEC on April 29, 1996
                                             ("Post-Effective Amendment No.
                                             14").

                   (1)(b) Amendment No. 1 to Agreement and Declaration of Trust is incorporated by reference to
                                             Post-Effective Amendment No.
                                             14.

                   (1)(c) Amendment No. 2 to Agreement and Declaration of Trust is incorporated by reference to
                                             Post-Effective Amendment No.
                                             14.

                   (1)(d) Amendment No. 3 to Agreement and Declaration of Trust is incorporated by reference to
                                             Post-Effective Amendment No.
                                             14.

                   (1)(e) Amendment No. 4 to Agreement and Declaration of Trust is incorporated by reference to
                                             Post-Effective Amendment No. 14

                   (1)(f) Amendment No. 5 to Agreement and Declaration of Trust is incorporated by reference to
                                             Post-Effective Amendment No.
                                             14.

                   (1)(g) Amendment No. 6 to Agreement and Declaration of Trust is incorporated by reference to
                                             Post-Effective Amendment No.
                                             14.

                   (1)(h) Amendment No. 7 to Agreement and Declaration of Trust is incorporated by reference to
                                             Post-Effective Amendment No. 16
                                             to the Registration Statement
                                             as filed with the SEC on
                                             February 14, 1997 ("Post-
                                             Effective Amendment No. 16").


                   (1)(i) Amendment No. 8 to Agreement and Declaration of Trust is filed herein.


                   (2) Amended and Restated By-Laws are incorporated by reference to Post-Effective Amendment No. 14.

                   (3)                       Not Applicable.

                   (4)(a) Specimen certificate for shares of beneficial interest of the
                                             Domestic Money Market Portfolio
                                             (now known as TCW Money Market
                                             Portfolio) is incorporated by
                                             reference to Post-Effective
                                             Amendment No. 14.

                   (4)(b)                    Deleted

                   (4)(c)                    Specimen  certificate for
                                             shares   of    beneficial
                                             interest of the  Domestic
                                             Managed Asset  Allocation
                                             Portfolio  (now  known as
                                             TCW     Managed     Asset
                                             Allocation  Portfolio) is
                                             incorporated by reference
                                             to         Post-Effective
                                             Amendment No. 14.

                   (4)(d)                    Deleted

                   (4)(e) Specimen certificate for shares of beneficial interest of the
                                             Global Growth Portfolio (now
                                             known as T. Rowe Price

                                             International Stock Portfolio)
                                             is incorporated by reference to
                                             Post-Effective Amendment No.
                                             14.

                   (4)(f)                    Specimen  certificate for
                                             shares   of    beneficial
                                             interest of the Quest for
                                             Value  Equity   Portfolio
                                             (now   known   as   Value
                                             Equity    Portfolio)   is
                                             incorporated by reference
                                             to         Post-Effective
                                             Amendment No.
                                             14.

                   (4)(g)                    Specimen  certificate for
                                             shares   of    beneficial
                                             interest of the Quest for
                                             Value Small Cap Portfolio
                                             (now   known  as  Dreyfus
                                             Small      Cap      Value
                                             Portfolio)             is
                                             incorporated by reference
                                             to         Post-Effective
                                             Amendment No.
                                             14.

                   (4)(h) Specimen certificate for shares of beneficial interest of the
                                             U.S. Government Securities
                                             Portfolio (now known as Dreyfus
                                             U.S. Government Securities
                                             Portfolio) is incorporated by
                                             reference to Post-Effective
                                             Amendment No. 14.

                   (4)(i) Specimen certificate for shares of beneficial interest of the
                                             T. Rowe Price Equity Income
                                             Portfolio is incorporated by
                                             reference to Post-Effective
                                             Amendment No. 14.

                   (4)(j) Specimen certificate for shares of beneficial interest of the
                                             T. Rowe Price Growth Stock
                                             Portfolio is incorporated by
                                             reference to Post-Effective
                                             Amendment No. 14.

                   (4)(k) Specimen certificate for shares of beneficial interest of the
                                             Opportunity Value Portfolio is
                                             incorporated by reference to
                                             Post-Effective Amendment No. 15
                                             as filed with the SEC on August
                                             21, 1996 ("Post-Effective
                                             Amendment No. 15").

                   (4)(l) Specimen certificate for shares of beneficial interest of the

                                             Enhanced Index Portfolio is
                                             incorporated by reference to
                                             Post-Effective Amendment No.
                                             15.


                   (4)(m) Specimen certificate for shares of beneficial interest of the
                                             Montgomery Select 50 Portfolio
                                             is filed herein.


                   (5)(a)                    Management Agreement dated
                                             November 23, 1992 between
                                             Registrant and Endeavor
                                             Investment Advisers is
                                             incorporated by reference to
                                             Post-Effective Amendment No.
                                             14.

                   (5)(a)(1)                 Supplement   dated  April
                                             29,  1993  to  Management
                                             Agreement         between
                                             Registrant  and  Endeavor
                                             Investment  Advisers with
                                             respect   to  Quest   for
                                             Value  Equity   Portfolio
                                             and Quest for Value Small
                                             Cap      Portfolio     is
                                             incorporated by reference
                                             to         Post-Effective
                                             Amendment No.
                                             14.

                   (5)(a)(2)                 Supplement   dated  March
                                             25,  1994  to  Management
                                             Agreement         between
                                             Registrant  and  Endeavor
                                             Investment  Advisers with
                                             respect      to      U.S.
                                             Government     Securities
                                             Portfolio is incorporated
                                             by      reference      to
                                             Post-Effective  Amendment
                                             No.
                                             14.

                   (5)(a)(3) Supplement dated December 28, 1994 to Management Agreement between Registrant and Endeavor Investment Advisers with respect to the T. Rowe Price
                                             Equity Income Portfolio and T.
                                             Rowe Price Growth Stock
                                             Portfolio is incorporated by
                                             reference to Post-Effective
                                             Amendment No. 14.

                   (5)(a)(4)                 Supplement  to Management
                                             Agreement         between
                                             Registrant  and  Endeavor
                                             Investment  Advisers with
                                             respect  to   Opportunity
                                             Value    Portfolio    and
                                             Enhanced Index  Portfolio
                                             is     incorporated    by
                                             reference to

                                             Post-Effective Amendment No.
                                             16.


                   (5)(a)(5)                 Form of Supplement to
                                             Management Agreement between
                                             Registrant and Endeavor
                                             Investment Advisers with
                                             respect to Montgomery Select 50
                                             Portfolio is filed herein.


                   (5)(b) Investment Advisory Agreement between TCW Funds Management,
                                             Inc. and Endeavor Investment
                                             Advisers with respect to the
                                             Money Market Portfolio and
                                             Managed Asset Allocation
                                             Portfolio is incorporated by
                                             reference to Post-Effective
                                             Amendment No. 14.

                   (5)(c)                    Deleted

                   (5)(d)                    Deleted

                   (5)(e)                    Deleted

                   (5)(f)                    Investment       Advisory
                                             Agreement  between  Quest
                                             for  Value  Advisors  and
                                             Endeavor       Investment
                                             Advisers  with respect to
                                             Quest  for  Value  Equity
                                             Portfolio is incorporated
                                             by      reference      to
                                             Post-Effective  Amendment
                                             No.
                                             14.

                   (5)(g)                    Investment Advisory Agreement
                                             between The Boston Company
                                             Asset Management, Inc. and
                                             Endeavor Investment Advisers
                                             with respect to the U.S.
                                             Government Securities Portfolio
                                             is incorporated by reference to
                                             Post-Effective Amendment No.
                                             14.

                   (5)(g)(1) Transfer and Assumption of Investment Advisory Agreement among The Boston Company Asset Management, Inc., The Dreyfus
                                             Corporation, Endeavor
                                             Investment Advisers and
                                             Registrant with respect to the
                                             Dreyfus U.S. Government
                                             Securities Portfolio is
                                             incorporated by reference to

                                             Post-Effective Amendment No.
                                             14.

                   (5)(h)                    Investment Advisory Agreement
                                             between T. Rowe Price
                                             Associates, Inc. and Endeavor
                                             Investment Advisers with
                                             respect to the T. Rowe Price
                                             Equity Income Portfolio is
                                             incorporated by reference to
                                             Post-Effective Amendment No.
                                             14.

                   (5)(i)                    Investment Advisory Agreement
                                             between T. Rowe Price
                                             Associates, Inc. and Endeavor
                                             Investment Advisers with
                                             respect to the T. Rowe Price
                                             Growth Stock Portfolio is
                                             incorporated by reference to
                                             Post-Effective Amendment No.
                                             14.

                   (5)(j) Investment Advisory Agreement between Rowe Price-Fleming,
                                             International, Inc. and
                                             Endeavor Investment Advisers
                                             with respect to the Global
                                             Growth Portfolio is
                                             incorporated by reference to
                                             Post-Effective Amendment No.
                                             14.

                   (5)(k) Investment Advisory Agreement between The Dreyfus Corporation and Endeavor Investment
                                             Advisers with respect to the
                                             Dreyfus Small Cap Value
                                             Portfolio is incorporated by
                                             reference to Post-Effective
                                             Amendment No. 16.

                   (5)(l)                    Investment Advisory Agreement
                                             between OpCap Advisors and
                                             Endeavor Investment Advisers
                                             with respect to the Opportunity
                                             Value Portfolio is incorporated
                                             by reference to Post-Effective
                                             Amendment No. 16.

                   (5)(m) Form of Investment Advisory Agreement between J.P. Morgan
                                             Investment Management Inc. and
                                             Endeavor Investment Advisers
                                             with respect to the Enhanced
                                             Index Portfolio is incorporated
                                             by reference to Post-Effective
                                             Amendment No. 15.


                   (5)(n)                    Form    of     Investment
                                             Advisory        Agreement
                                             between  Montgomery Asset
                                             Management     LLC    and
                                             Endeavor       Investment
                                             Advisers  with respect to
                                             the Montgomery  Select 50
                                             Portfolio     is    filed
                                             herein.


                   (6) Participation Agreement between Registrant, Endeavor Management
                                             Co. and PFL Life Insurance
                                             Company is incorporated by
                                             reference to Post-Effective
                                             Amendment No. 14.

                   (7)                       Not Applicable.

                   (8)(a)                    Custody Agreement between
                                             Registrant and Boston Safe
                                             Deposit and Trust Company is
                                             incorporated by reference to
                                             Post-Effective Amendment No.
                                             14.

                   (8)(b)                    Supplement   dated  April
                                             19,   1993   to   Custody
                                             Agreement         between
                                             Registrant   and   Boston
                                             Safe  Deposit  and  Trust
                                             Company  with  respect to
                                             the   Quest   for   Value
                                             Equity    Portfolio   and
                                             Quest for Value Small Cap
                                             Portfolio is incorporated
                                             by      reference      to
                                             Post-Effective  Amendment
                                             No.
                                             14.

                   (8)(c) Supplement dated December 30, 1994 to Custody Agreement between Registrant and Boston
                                             Safe Deposit and Trust Company
                                             with respect to the T. Rowe
                                             Price Equity Income Portfolio
                                             and T. Rowe Price Growth Stock
                                             Portfolio is incorporated by
                                             reference to Post-Effective
                                             Amendment No. 14.

                   (8)(d) Supplement dated March 25, 1994 to Custody Agreement between
                                             Registrant and Boston Safe
                                             Deposit and Trust Company with
                                             respect to the U.S. Government
                                             Securities Portfolio is
                                             incorporated by reference to

                                             Post-Effective Amendment No. 14.


                   (8)(e)                    Supplement dated November
                                             4,   1996   to    Custody
                                             Agreement         between
                                             Registrant   and   Boston
                                             Safe  Deposit  and  Trust
                                             Company  with  respect to
                                             the   Opportunity   Value
                                             Portfolio   and  Enhanced
                                             Index     Portfolio    is
                                             incorporated by reference
                                             to         Post-Effective
                                             Amendment No. 16.

                   (8)(f)                    Form  of   Supplement  to
                                             Custody Agreement between
                                             Registrant   and   Boston
                                             Safe  Deposit  and  Trust
                                             Company  with  respect to
                                             the Montgomery  Select 50
                                             Portfolio     is    filed
                                             herein.

                   (9)(a) Transfer Agency and Registrar Agreement between Registrant and The Shareholder Services
                                             Group, Inc. (now
                                             known as First Data Investor
                                             Services Group, Inc.) is
                                             incorporated by reference to
                                             Post-Effective Amendment No.

                                             14.

                   (9)(b)                    License Agreement between
                                             Endeavor Management Co. and
                                             Registrant is incorporated by
                                             reference to Post-Effective
                                             Amendment No. 14.

                   (9)(b)(1) Amendment to License Agreement between Endeavor Management Co. and Registrant is incorporated by reference to Post-Effective Amendment No. 14.

                   (9)(c)                    Administration Agreement
                                             between Endeavor Management Co.
                                             and The Boston Company
                                             Advisors, Inc. is incorporated
                                             by reference to Post-Effective
                                             Amendment No. 14.

                   (9)(c)(1) Supplement dated April 19, 1993 to Administration Agreement between Endeavor Investment
                                             Advisers and The Boston Company
                                             Advisors, Inc., with respect to
                                             the Quest for Value Equity
                                             Portfolio and Quest for Value

                                             Small Cap Portfolio is
                                             incorporated by reference to
                                             Post-Effective Amendment No.
                                             14.

                   (9)(c)(2) Consent to Assignment of Administration Agreement dated
                                             May 4, 1994 between Endeavor
                                             Investment Advisers and The
                                             Boston Company Advisors, Inc.
                                             to The Shareholder Services
                                             Group, Inc. (currently known as
                                             First Data Investor Services
                                             Group, Inc.) is incorporated by
                                             reference to Post-Effective
                                             Amendment No. 14

                   (9)(c)(3)                 Supplement dated October 24,
                                             1994 to Administration
                                             Agreement between Endeavor
                                             Investment Advisers and The
                                             Shareholder Services Group,
                                             Inc. (currently known as First
                                             Data Investor Services Group,
                                             Inc.) with respect to the T.
                                             Rowe Price Equity Income
                                             Portfolio and T. Rowe Price
                                             Growth Stock Portfolio is
                                             incorporated by reference to
                                             Post-Effective Amendment No.
                                             14.

                   (9)(c)(4) Supplement dated March 25, 1994 to Administration Agreement between Endeavor Investment
                                             Advisers and The Boston Company
                                             Advisors, inc. with respect to
                                             the U.S. Government Securities
                                             Portfolio is incorporated by
                                             reference to Post-Effective
                                             Amendment No. 14.

                   (9)(c)(5) Supplement dated July 1, 1996 to Administration Agreement between Endeavor Investment
                                             Advisors and First Data
                                             Investor Services Group, Inc.
                                             is incorporated by reference to
                                             Post-Effective Amendment No.
                                             16.


                   (9)(c)(6) Amended and Restated Administration Agreement dated as of July 1, 1997 between Endeavor Investment Advisers and First Data Investor
                                             Services Group, Inc. - to be
                                             filed by amendment.


                   (10)                      Not Applicable.

                   (11)                      Consent of Independent Auditors
                                             is filed herein.

                   (12)                      Not Applicable.

                   (13)                      Subscription    Agreement
                                             between   Registrant  and
                                             PFL    Life     Insurance
                                             Company  is  incorporated
                                             by      reference      to
                                             Post-Effective  Amendment
                                             No.
                                             14.

                   (14)                      Not Applicable.

                   (15)                      Not Applicable.

                   (16)                      Not Applicable.


                   (17)
                                              Not Applicable.

                   (18)                      Not  Applicable.


                   (19)                      Powers of Attorney are
                                             incorporated by reference to

                                             Post-Effective Amendment
                                             Nos. 14 and 16 and are filed
                                             herein.



Item 25.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
REGISTRANT

         As of the effective date of this Post-Effective Amendment, PFL Life Insurance Company's separate accounts, PFL Endeavor Variable Annuity Account and PFL Endeavor Platinum Variable Annuity Account, and AUSA Life Insurance Company's separate account, AUSA Endeavor Variable Annuity Account, held all the outstanding shares of the Registrant. PFL Life Insurance Company, a stock life insurance company organized under the laws of the State of Iowa, and AUSA Life Insurance Company, a stock life insurance company organized under the laws of the State of New York, are each wholly-owned indirect subsidiaries of AEGON USA, Inc., an Iowa corporation. All of the stock of AEGON USA, Inc. is indirectly owned by AEGON n.v.
of The Netherlands.

Item 26.          NUMBER OF HOLDERS OF SECURITIES


         Set forth below are the number of record holders, as of June 30, 1997, of the shares of beneficial interest of the Registrant.



                                                  Number of
                                                  Record
                  Title of Class                  Holders

Shares of Beneficial Interest of the
  TCW Money Market Portfolio..........................3

Shares of Beneficial Interest of the
  TCW Managed Asset Allocation
  Portfolio...........................................3

Shares of Beneficial Interest of the
  Value Equity Portfolio..............................3

Shares of Beneficial Interest of the
  Value Small Cap Portfolio...........................3

Shares of Beneficial Interest of the
  Dreyfus U.S. Government Securities
  Portfolio...........................................3

Shares of Beneficial Interest of the
  T. Rowe Price International Stock
  Portfolio...........................................3

Shares of Beneficial Interest of the
  T. Rowe Price Equity Income Portfolio...............3

Shares of Beneficial Interest of the
  T. Rowe Price Growth Stock Portfolio................3

Shares of Beneficial Interest of the
  Opportunity Value Portfolio.........................3

Shares of Beneficial Interest of the

  Enhanced Index Portfolio. . . . . . ................ 3

Shares of Beneficial Interest of the
  Montgomery Select 50 Portfolio......................0



Item 27.  INDEMNIFICATION

         Reference is made to the following documents:

                  Agreement and Declaration of Trust, as amended, as filed as Exhibits 1(a) - 1(h) hereto;

                  Amended and Restated By-Laws as filed as Exhibit 2 hereto; and

                  Participation Agreement between Registrant, Endeavor Management Co. and PFL Life Insurance Company as filed as Exhibit 6 hereto.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by any such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         The Registrant, its Trustees and officers, Endeavor Investment Advisers (the "Manager"), and persons affiliated with them are insured under a policy of insurance maintained by the Registrant and the Manager within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions suits or proceedings, and certain liabilities that might me imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

Item 28.  (a)              Business and Other Connections of the
                           Investment Adviser

                  Investment Adviser - Endeavor Investment Advisers

                  The Manager is a registered investment adviser providing investment management and administrative services to the Registrant.

                  The list required by this Item 28 of partners and their officers and directors of the Manager together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedule B and D of Form ADV filed by the Manager pursuant to the Investment Advisers Act of 1940 (SEC No.
801-41827).

Item 28.          (a)      Business and Other Connections of Investment
                           Adviser

                  Investment Adviser - TCW Funds Management, Inc.

                  TCW  Funds   Management,   Inc.  ("TCW")  is  a  wholly  owned
subsidiary of The TCW Group, Inc. whose direct and indirect subsidiaries, including Trust Company of the West and TCW Asset Management Company, provide a variety of trust investment management and investment advisory services.

                  The list required by this Item 28 of officers and directors of TCW, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by TCW pursuant to the Investment Advisers Act of 1940 (SEC file No. 801-29075).

Item 28           (a)      Business and Other Connections of Investment
                           Adviser

                  Investment Adviser - OpCap Advisors

                  OpCap Advisors ("OpCap") (formerly known as Quest for Value Advisors) is a subsidiary of Oppenheimer Capital, a registered investment adviser, which provides a variety of investment management services for clients. OpCap manages registered investment companies other than certain Portfolios of the Registrant.

                  The list required by this Item 28 of the officers and directors of OpCap, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules D and F of Form ADV filed by OpCap pursuant to the Investment Advisers Act of 1940 (SEC file No. 801-27180).

Item 28           (a)      Business and Other Connections of Investment
                           Adviser

                  Investment Adviser - The Dreyfus Corporation

                  The Dreyfus Corporation ("Dreyfus") is a wholly owned subsidiary of Mellon Bank, N.A. Dreyfus is a registered investment adviser founded in 1947 providing a variety of investment management services for clients.

                  The list required by this Item 28 of the officers and directors of Dreyfus, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Dreyfus pursuant to the Investment Advisers Act of 1940 (SEC file No. 801-8147).

Item 28           (a)      Business and Other Connections of Investment
                           Adviser

                  Investment Adviser - T. Rowe Price Associates, Inc.

                  T. Rowe Price Associates, Inc. ("T. Rowe Price") serves as investment manager to a variety of individual and institutional investors, including limited and real estate partnerships and other mutual funds.

                  The list required by this Item 28 of officers and directors of
T. Rowe Price together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by T. Rowe Price pursuant to the Investment Advisers Act of 1940 (SEC file No. 801-856).

Item 28           (a)      Business and Other Connections of Investment
                           Adviser

                  Investment Adviser - Rowe Price-Fleming
                  International, Inc.

                  Rowe Price-Fleming International, Inc. ("Price- Fleming") is a joint venture between T. Rowe Price and Robert Fleming Holdings Limited ("Flemings"). Flemings is a diversified investment organization which participates in a global network of regional investment offices in New York, London, Zurich, Geneva, Tokyo, Hong Kong, Manila, Kuala Lumpur, South Africa and Taiwan.

                  The list required by this Item 28 of officers and directors of Price-Fleming, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Price-Fleming pursuant to the Investment Advisers Act of 1940 (SEC file No. 801-14714).

Item 28           (a)      Business and Other Connections of Investment
                           Adviser

                  Investment Adviser - J.P. Morgan Investment
                  Management Inc.

                  J.P. Morgan Investment Management Inc. ("Morgan") manages employee benefit funds of corporations, labor unions and state and local governments and the accounts of other institutional investors, including investment companies.

                  The list required by this Item 28 of officers and directors of Morgan, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Morgan pursuant to the Investment Advisers Act of 1940 (SEC file No. 801-21011).


Item 28           (a)      Business and Other Connections of Investment
                           Adviser

                  Investment Adviser - Montgomery Asset Management,
L.P.

                  Montgomery Asset Management, L.P. ("Montgomery") serves as investment manager to a variety of individual and institutional investors, including limited partnerships and other mutual funds.

                  The list required by this Item 28 of officers and directors of Montgomery together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by Montgomery pursuant to the Investment Advisers Act of 1940 (SEC file No. 801-36790).


Item 29           Principal Underwriter

                  (a)      Inapplicable

                  (b)      Inapplicable

Item 30           Location of Accounts and Records

                  The Registrant maintains the records required by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 inclusive thereunder at its principal office, located at 2101 East Coast Highway, Suite 300, Corona del Mar, California 92625 as well as at the offices of its investment advisers and administrator: TCW Funds Management, Inc., 865 S. Figueroa Street, Los Angeles, California 90071; OpCap Advisors, c/o Oppenheimer Capital, One World Financial Center, New York, New York 10281; The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166; T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, Maryland 21202; Rowe Price-Fleming International, Inc., 100 East Pratt Street, Baltimore, Maryland 21202; J.P. Morgan Investment Management Inc., 522 Fifth Avenue, New York, New York 10036; Montgomery Asset Management, LLC, 101 California Street, San Francisco, California 94111 and First Data Investor Services Group, Inc. ("FDISG") (formerly, The Shareholder Services Group, Inc.), a subsidiary of First Data Corporation, located at 53 State Street, One Exchange Place, Boston, Massachusetts 02109. Certain records, including records relating to the Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of the Registrant's transfer agent and dividend disbursing agent, FDISG and the Registrant's custodian, Boston Safe Deposit and Trust Company, located at One Boston Place, Boston, Massachusetts 02108.


Item 31           Management Services

                  None

Item 32           Undertakings

                  (a)      Inapplicable


                  (b) The Registrant undertakes to file a post-effective amendment, using financial statements for its Montgomery Select 50 Portfolio, which financial statements need not be certified, within four to six months from the commencement of operations of the Portfolio.


                  (c) The Registrant will furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                                  SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, the Registrant, ENDEAVOR SERIES TRUST, has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Corona del Mar, State of California on the 17th day of July, 1997.


                                                     ENDEAVOR SERIES TRUST
                                                              Registrant


                                                     By: /s/James R. McInnis*
                                                         James R. McInnis
                                    President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature                                        Title           Date


/s/James R. McInnis*                  President                July 17, 1997
James R. McInnis                      (Principal executive

                                      officer)



 /s/Michael J. Roland*                 Chief Financial
                                       Officer                   July 17, 1997
Michael J.Roland                       (Treasurer)
(principal

                                      financial and
                                      accounting
                                      officer)



/s/Vincent J. McGuinness*             Trustee                     July 17, 1997

Vincent J. McGuinness



/s/Timothy A. Devine*                 Trustee                     July 17, 1997

Timothy A. Devine



/s/Thomas J. Hawekotte*               Trustee                     July 17, 1997

Thomas J. Hawekotte

/s/Steven L. Klosterman*              Trustee                    July 17, 1997

Steven L. Klosterman



/s/Halbert D. Lindquist*              Trustee                  July 17, 1997

Halbert D. Lindquist



/s/R. Daniel Olmstead*                Trustee                  July 17, 1997

R. Daniel Olmstead





* By: /s/Robert N. Hickey
         Robert N. Hickey
         Attorney-in-fact